N-2	Nov. 08, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001997906
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-275711
Investment Company Act File Number	811-23916
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	CION Grosvenor Infrastructure Fund
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	845-2577
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	I Share	S Share	U Share	U-2 Share	D Share
Maximum sales load imposed on purchases(1)	None	3.50%	None	2.50%	None
Maximum early repurchase fee(2)	2.00%	2.00%	2.00%	2.00%	2.00%

(1)	Investors purchasing Class S Shares may be charged a sales load of up to 3.50% of the amount invested and investors purchasing Class U-2 Shares may be charged a sales load of up to 2.50% of the amount invested. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. No upfront sales load will be paid with respect to Class D Shares, Class I Shares and Class U Shares, however, if you buy Class D Shares or Class U Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine. Financial intermediaries will not charge such fees on Class I Shares. Your financial intermediary may impose additional charges when you purchase Shares. Please consult your financial intermediary for additional information. See “Plan of Distribution.”
(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of projected average net assets attributable to Shares)
Management Fee(3)	1.60%	1.60%	1.60%	1.60%	1.60%
Acquired Fund Fees and Expenses(4)	0.06%	0.06%	0.06%	0.06%	0.06%
Interest payments on borrowed funds(5)	0.37%	0.37%	0.37%	0.37%	0.37%
Other expenses(6)
Distribution and Servicing Fee(7)	None	0.85%	0.75%	0.75%	0.25%
Remaining other expenses	1.21%	1.21%	1.21%	1.21%	1.21%
Total annual fund expenses	3.24%	4.09%	3.99%	3.99%	3.49%
Less expense limitation and reimbursement(8) (9)	0.00%	0.00%	0.00%	0.00%	0.00%
Total net annual fund expenses	3.24%	4.09%	3.99%	3.99%	3.49%
(3)	The “Management Fee” includes the Fund’s pro-rata portion of the Management Fee payable by the Master Fund. In light of the Advisers’ arrangements with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Advisers will not charge the Fund a fee for the investment management services provided to the Fund. For any assets of the Fund that are not invested in the Master Fund, the Feeder Fund Management Agreement provides that the Adviser will be entitled to a management fee that is calculated in the same manner as the Management Fee.
(4)	The acquired fund fees and expenses are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Infrastructure Funds. The AFFE are based on estimated amounts for the Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance. The Infrastructure Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The AFFE disclosed above are based on historic returns of the Infrastructure Funds in which the Fund anticipates investing during the first 12 months of operations, which may change substantially over time, therefore, significantly affecting AFFE. The AFFE shown in the expense table above reflects operating expenses of Infrastructure Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of Infrastructure Funds) after refunds, excluding any performance-based fees or allocations paid by Infrastructure Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in Infrastructure Funds.
(5)	These expenses represent estimated interest payments the Fund expects to incur in connection with its pro rata share of the Master Fund’s credit facility during the first 12 months of operations. The table assumes the Fund’s pro-rata share of the average use of leverage by the Master Fund in an amount equal to 1.07% of the Fund’s average net assets of $375 million and assumes the annual interest rate on borrowings is 34.55%. See “Grosvenor and the GCM Infrastructure Platform—Leverage.”
(6)	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Fund (or the Master Fund, as applicable) reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Fund (or the Master Fund, as applicable). Other Expenses are estimated for the first 12 months of operations.
(7)	The Fund charges a Distribution and Servicing Fee pursuant to a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class S Shares, Class U Shares, Class U-2 Shares and Class D Shares will pay a Distribution and Servicing Fee that will accrue at an annual rate equal to 0.85%, 0.75%, 0.75% and 0.25%, respectively, of the Fund’s average daily net assets attributable to such Class of Shares and is payable on a quarterly basis. The Fund may use these fees, in respect of the relevant Class, to compensate the Fund’s Distributor and/or other qualified recipients for distribution-related expenses and providing ongoing services in respect of clients with whom they have distributed such Class of Shares. Class I Shares are not subject to the Distribution and Servicing Fee. See “Plan of Distribution.”
(8)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund with a term ending one-year from the initial closing date for subscriptions for Shares. The Adviser may extend the Limitation Period for a period of one year on an annual basis. Under the Expense Limitation and Reimbursement Agreement, the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees and/or it or its affiliate will pay, absorb or reimburse expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund). The Expense Limitation and Reimbursement Agreement limits the amount of the aggregate Operating Expenses of each Class of Shares during the Limitation Period to an amount not to exceed 1.0% of the respective Class’s daily net assets on an annualized basis (the “Expense Cap”). “Specified Expenses” that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Fund’s pro rata portion of the Master Fund’s fees and expenses not otherwise borne by the Adviser or its affiliates, including the Management Fee and those other fees and expenses disclosed herein under “Fund Expenses”; (ii) all fees and expenses of the investments in which the Fund invests (including the underlying fees of Infrastructure Funds, Infrastructure Assets and other investments); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Infrastructure Funds, Infrastructure Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. If the Fund’s aggregate Operating Expenses, exclusive of the Specified Expenses, in respect of any class of Shares for any month exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive fees or pay or reimburse expenses of the Fund to the extent necessary to eliminate such excess. The Adviser or its affiliates may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives fees, reimburses expenses to the Fund or the Adviser or its affiliates pay expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary Operating Expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the aggregate level of ordinary Operating Expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any expense cap applicable at such time. The Expense Limitation and Reimbursement Agreement may be terminated only by the Board on notice to the Adviser.
(9)	The expense cap applicable to the Master Fund’s Expense Limitation and Reimbursement Agreement with the Adviser is calculated separately from the Fund’s Expense Cap. As described in footnote 8 above, the expenses of the Master Fund are excluded from the Fund’s Expense Cap. The values in the table above reflect the impact of the Master Fund’s Expense Limitation and Reimbursement Agreement with the Adviser which limits the amount of the aggregate Operating Expenses of interests issued by the Master Fund during the Limitation Period to an amount not to exceed 1.0% of such interest’s daily net assets on an annualized basis. See “Fund Expenses” for additional information.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The purpose of the table above and the example below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation and Reimbursement Agreement for only the one-year example and the first year of the three-, five- and ten-year examples).

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to Shares remain unchanged and Shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation and Reimbursement Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$33	$100	$169	$354
Class S	$75	$155	$237	$448
Class U	$40	$122	$205	$420
Class U-2	$64	$143	$224	$434
Class D	$35	$107	$181	$377

The example and the expenses in the table above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. The example above exclude the early repurchase fee which would apply if Shares were repurchased within one year of their purchase. If an investor’s Shares are repurchased within one year of their purchase, the Shares would incur the 2.00% early repurchase fee. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Advisory Arrangements.”

Purpose of Fee Table , Note [Text Block]

The purpose of the table above and the example below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation and Reimbursement Agreement for only the one-year example and the first year of the three-, five- and ten-year examples).

Basis of Transaction Fees, Note [Text Block]	as a percentage of projected average net assets attributable to Shares
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Fund (or the Master Fund, as applicable) reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Fund (or the Master Fund, as applicable). Other Expenses are estimated for the first 12 months of operations.
Management Fee not based on Net Assets, Note [Text Block]	The “Management Fee” includes the Fund’s pro-rata portion of the Management Fee payable by the Master Fund. In light of the Advisers’ arrangements with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Advisers will not charge the Fund a fee for the investment management services provided to the Fund. For any assets of the Fund that are not invested in the Master Fund, the Feeder Fund Management Agreement provides that the Adviser will be entitled to a management fee that is calculated in the same manner as the Management Fee.
Acquired Fund Fees and Expenses, Note [Text Block]	The acquired fund fees and expenses are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Infrastructure Funds. The AFFE are based on estimated amounts for the Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance. The Infrastructure Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The AFFE disclosed above are based on historic returns of the Infrastructure Funds in which the Fund anticipates investing during the first 12 months of operations, which may change substantially over time, therefore, significantly affecting AFFE. The AFFE shown in the expense table above reflects operating expenses of Infrastructure Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of Infrastructure Funds) after refunds, excluding any performance-based fees or allocations paid by Infrastructure Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in Infrastructure Funds.
Acquired Fund Fees Estimated, Note [Text Block]	The acquired fund fees and expenses are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Infrastructure Funds. The AFFE are based on estimated amounts for the Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation.

The Fund pursues its investment objective by investing substantially all of its assets in the Master Fund. The Master Fund has the same investment objective and substantially the same investment policies as the Fund. This form of investment structure is commonly known as a “master-feeder fund” arrangement. The investment objectives of the Fund and of the Master Fund are not fundamental and may be changed without shareholder approval.

Investment Strategy

The Fund will seek to achieve its investment objective by generating attractive risk-adjusted returns and current income through a variety of direct and indirect investments in infrastructure and infrastructure-related assets or businesses (collectively, “Infrastructure Assets”) including but not limited to investment opportunities in the transportation, digital infrastructure, energy and energy transition, supply chain / logistics and infrastructure adjacent businesses (e.g. social infrastructure and infrastructure services businesses), including without limitation, the sectors contained in “Targeted Infrastructure Sectors” below.  A “risk-adjusted return” measures an investment’s return after taking into account the degree of risk that was taken to achieve it.

The Fund expects that it will primarily obtain its exposure to Infrastructure Assets through directly acquired Originated Investments, Co-Investments, and Single-Asset Secondaries (each as defined below) and, to a lesser extent over time, investments in portfolios, funds or other investment vehicles that make or hold investments in multiple Infrastructure Assets (“Infrastructure Funds”), primarily through Multi-Asset Secondaries. Infrastructure Assets and Infrastructure Funds are collectively referred to throughout as “Infrastructure Investments”. Investments in Infrastructure Assets will generally be made in the Organisation for Economic Co-operation and Development (“OECD”) countries, principally in North America and Europe.

The Fund intends to invest a portion of its assets in liquid investments, including cash, cash equivalents, fixed income securities and other credit instruments, other short term investments, mutual funds and listed companies such as exchange-traded funds (“ETFs”) and master-limited partnerships (“MLPs”) (collectively, “Liquid Investments”).

The Fund’s investments are expected to primarily be allocated amongst Infrastructure Assets that have core plus and value added risk profiles, and to a lesser extent, core risk profiles. Core risk profiles include operating businesses with predictable cash flows, driven by long term contracts or pricing set by regulatory bodies. Core risk profile assets typically demonstrate strong cash yield, given the predictable nature of their cash flows. Core-plus risk profiles offer characteristics similar to core assets, but the duration of the contractual or regulatory protection around their cash flows is typically shorter, which requires some assumptions around recontracting. The uncertainty associated with recontracting outcomes typically causes buyers to seek higher returns on these assets. Value added risk profiles are characterized by assets that exhibit traditional infrastructure characteristics such as high barriers to entry or provision of essential services, but typically also require the buyer to assume construction risk or growth in some other fashion (merger and acquisition, operational improvements or efficiencies, etc.). Given the execution risk associated with these opportunities, returns are underwritten to higher levels than core plus assets.

The Fund expects to invest across a variety of investment types, Sponsor Managers (as defined below), investment stages, deal sizes and geographies. The Fund expects to make the majority of its investments in previously developed infrastructure or infrastructure-related assets or businesses that generate cash flows, but where investors may seek to increase revenue and/or reduce expenses by creating operating efficiencies, acquiring new equipment making modifications or repurposing of the asset (such investments, “Brownfield” stage investments). A small portion of the Fund’s investments may be made into new projects requiring development and construction that may not be cash flowing at the time of investment (such investments, “Greenfield” stage investments).

The Fund expects to primarily invest in equity or equity-like instruments issued by Infrastructure Assets, but may also invest in debt instruments issued by Infrastructure Assets. The Fund can invest in issuers of any size or market capitalization. The Fund may invest in debt securities of any credit quality, including lower-rated or non-rated debt securities which are commonly referred to as “junk” bonds.

Since the Fund seeks to achieve its investment objective by investing in Infrastructure Assets, the Fund has adopted a fundamental policy to concentrate in infrastructure industries. In addition, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity or debt securities issued by Infrastructure Assets. The Fund may invest in Infrastructure Assets directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and ETFs. An Infrastructure Asset will directly or indirectly derive at least 50% of its revenues from, or devote at least 50% of its assets to, infrastructure or infrastructure-related assets or businesses. The Fund defines infrastructure as an asset or investment that primarily comprises physical facilities, buildings, equipment, systems, networks and/or services and their associated operations in sectors and industries including energy, power, communication, transportation, social (e.g., education, hospitals, judicial buildings, arenas, housing, recreation, etc.), supply chain and associated logistics, water, waste and the sectors contained under “Targeted Infrastructure Sectors” below. This policy may be changed by the Board, and with at least 60 days’ prior notice to Shareholders. Compliance with this policy is tested no less frequently than quarterly, and is also applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment, however, the Fund will make future investments to come back into compliance as soon as reasonably practicable in accordance with Rule 35d-1 under the 1940 Act. The Fund and the Advisers do not guarantee any level of return or risk on investments and there can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. For additional information on the types of Infrastructure Assets the Fund will invest in, see “Investment Objective, Opportunities and Strategies—Types of Investments”.

The portfolio will be allocated strategically by the Sub-Adviser, an experienced infrastructure investor with a track record in infrastructure investments dating back to 2003. The Sub-Adviser’s portfolio construction approach is designed to maintain a relatively high level of exposure to Infrastructure Assets while still maintaining appropriate portfolio liquidity to manage Shareholder redemptions. The Sub-Adviser will seek to follow a deliberate approach to portfolio construction focused on generating current yield, maximizing risk-adjusted returns and targeting a variety of investments.

With respect to its own investment restrictions, the Fund will “look through” to the Master Fund’s investments.

Infrastructure Opportunity

A confluence of factors, including economic growth, technological development, population shifts, and urbanization, continue to stress public funding sources, creating a unique and growing opportunity for private investment in infrastructure worldwide. The Global Infrastructure Hub, a not-for-profit organization formed by the G20, estimates that the global infrastructure investment spend will be $94 trillion through 2040, or approximately $3.7 trillion per year to close the current spending gap. The recognition of this capital need, together with the belief that Infrastructure Assets present compelling opportunities for long-term risk-adjusted returns has significantly increased both total inflows of private capital into the sector, as well as the ways in which such capital may be deployed.

The Advisers believe that this infrastructure funding gap, because of its size, presents a continued, growing opportunity for private capital investment in Infrastructure Assets. In response to this growth, the infrastructure market has seen strong inflows of capital and a proliferation of strategies for investing in the sector, including return-based strategies (yield, total return, super core, core, core plus, value added and opportunistic), sector specific strategies (energy, upstream, transportation, telecommunication), capital structure strategies (equity, senior credit, mezzanine and distressed debt), geography-based strategies (North America, Europe, Asia, emerging markets and OECD), development strategies, Greenfield and Brownfield strategies (see “—Target Portfolio Attributes—Target Stage”) and impact strategies (zero carbon, renewables, environmental, social and governance-focused, socially conscious, labor friendly). The Sub-Adviser’s broad sourcing capabilities (as outlined in further detail below) will provide the Fund opportunities to invest across the various specialized strategies, targeting the strategies where the risk reward profile is most attractive at any point in time, and creating a varied experience across the infrastructure investment landscape. A “Sponsor Manager” is an independent investment manager that (i) leads a transaction investing directly into an Infrastructure Asset, typically through a pooled investment vehicle managed by the Sponsor Manager or (ii) manages an Infrastructure Fund.

Within the varied set of strategies that make up the infrastructure market, the Advisers generally expect Infrastructure Assets eligible for inclusion in the Fund’s portfolio to satisfy the following conditions:

●	Underpinned by physical assets within a system of public works of a country, state or region;

●	Provides essential services to the communities which they serve (e.g., utilities, power generation assets, transportation networks, waste management); and

●	High barriers to entry resulting from a comprehensive regulatory framework, high costs of new construction, geographic limitations, long dated contractual incumbency, and/or limited access/transmission.

By satisfying these criteria, the Advisers anticipate that the underlying Infrastructure Assets and/or businesses are likely to experience less volatility, less correlation with economic cycles, longer term, more predictable cash flows, and less exposure to commodity price fluctuations.

In the face of the infrastructure market’s funding gap, strategy proliferation and growing opportunity set, the Advisers believe that the Sub-Adviser’s deep sector expertise, proprietary relationships and sourcing mechanics across strategies, and disciplined approach to investment due diligence present the Fund with a unique opportunity to deliver a set of attractive investments and the opportunity to earn compelling risk adjusted returns.

Targeted Infrastructure Sectors

The infrastructure market has a robust and varied opportunity set today, driven by the factors outlined above. The Fund expects to invest principally across the following infrastructure sectors, where the Sub-Adviser’s team and broad network of relationships have deep asset-level knowledge and where strong secular trends drive a robust investment opportunity set. Within these broad sectors of the infrastructure space, the Sub-Adviser intends to employ a “sector agnostic” approach that allows it to assess each opportunity on a relative basis, selecting those that offer the most compelling risk and return profile at the relevant time.

Sector	Risk/Return Profile	Opportunity Drivers
Transportation
Airports	Lower risk, core plus, valued added returns	Continuing need for modernization and growth, shortage of publicly available capital
Toll Roads / Bridges / Tunnels	Low to moderate risk, core returns	Modernization of outdated infrastructure, technological advances allowing for “managed lanes” and other similar solutions
Public Transport	Varied risk profile	Partnering opportunities with municipalities, including financing opportunities
Rail, Ferries	Risk profile may vary, core plus and value added returns	Disparate ownership, capital expenditure needs, shifting approach to cargo opportunities
Parking (on and off-street)	Varied risk return profiles, related to geographic location of assets	Partnering opportunities with municipalities and universities, optimization opportunities related to technology

Sector	Risk/Return Profile	Opportunity Drivers
Digital Infrastructure
Cell Towers	Moderate risk, core plus and value added returns	Critical backbone of enhanced data usage and 5G rollout
Transmission Networks	Moderate risk, opportunistic returns	Development opportunities, driven by increased data usage and long term contracts
Data Centers	Moderate risk, value added and opportunistic return profiles	Development opportunities underpinned by long term contracts, growing global need
Fiberoptics	Moderate risk, core plus returns	Aging existing infrastructure and increased usage create strong development and upgrade needs
Energy and Energy Transition
Electric transmission line	Generally lower risk unless construction required	Existing assets typically contracted for long term, new build opportunities where population centers are shifting and demand is growing
Electric/gas utilities	Lower risk, regulated rates of return	Opportunistic divestments and Co-Investments
Conventional power generation	Risk profile may vary, core plus and value added returns	Repowering opportunities, Greenfield opportunities, re-contracting opportunities
Renewable power generation	Moderate risk, core and core plus return profiles	Regulatory landscape, technological advancement, environmentally focused and impact-driven capital
Storage facilities	Opportunistic, subject to contract profiles	Shift to renewable energy creates a growing need for storage capacity; technology is still being developed
Supple Chain / Logistics
Warehouse / Cold Storage	Moderate risk, core and core plus return profiles	Growth of movement of agricultural and other refrigerated product, evolution of public platforms and further consolidation of a growing space
Ports	Moderate risk, core and core plus return profiles	Gross domestic product (“GDP”) linkage, capex requirements related to ship size and automation, operational efficiencies
Land Side Shipping	Core plus to value add risk profile and return opportunity	Continuing shift to ecommerce, greater movement of goods, near shoring opportunities
Fleet Management / Parking	Core plus to value add risk profile and return opportunity	Shift to electric fleets, need for consolidated and efficient parking/charging; continued progress in fleet management and technology driven efficiencies
Infrastructure Adjacencies
Services (“asset- lite” infra)	Higher risk, value add returns	Critical need for services to support existing infrastructure, but without underlying assets; opportunities to service renewable installations and other similar concepts
Infra Tech (“smart” infra, batteries, EV)	Higher risk, value add returns	Early stage technologies vying for scale and market share; barriers to entry still lower and opportunities to build dominant platforms
Real Estate / Social infra (housing, education, medical, recreation, waste management)	Moderate risk, core and core plus return profiles	Construction may create opportunity for higher returns, but projects typically supported by municipalities or universities with a critical need

Targeted Risk-Reward Profiles

The infrastructure industry generally characterizes investments as core, core plus, value added and opportunistic based the risk profile for a given investment, as further described below. The Sub-Adviser expects to primarily target investments that the market would consider exhibiting core plus and value added risk profiles, and to a lesser extent, core risk profiles. Opportunistic risk profile investments are not expected to be a meaningful portion of the portfolio.

Profile	Typical Attributes
Core

●     Low-risk businesses or assets with little operating risk

●     Availability-based revenues from long-term contracts with highly creditworthy counterparties

●     Strong cash yield, viewed as an investment alternative to debt

●     Can have limited potential for outsized returns due to limited risk profile

●     Typically fixed concessions (public-private partnerships) or perpetual assets (regulated utilities)

Core Plus

●     Downside protection from contracted cash flows

●     Ability to enhance returns through asset optimization, new contracts, growth projects

●     Generally has attractive cash yield, though typically lower than core

●     Potentially greater exposure to volumetric risk, recontracting risk

Value Added

●     Assets or businesses with strong barriers to entry, though returns are driven much more by growth

●     Contracted cash flows may have meaningful volumetric exposure

●     May also have some exposure to uncontracted or merchant revenues

Opportunistic	● Investments take on private equity-like risks, more reliant on management execution, realizing growth ● Meaningful exposure to uncontracted or merchant revenues

Notwithstanding this general industry view, the Sub-Adviser believes that every asset and opportunity needs to be evaluated on its own merits, and as such, looks at the specific risk and return attributes of a given Infrastructure Asset in order to uncover asymmetries. The Sub-Adviser seeks to identify investments with these asymmetries—i.e., an investment opportunity that has a core/core-plus risk profile but believe can achieve a value added return profile—and seeks to construct a portfolio that achieves the targeted returns profile while minimizing the underlying risk profile.

Types of Investments

The Fund expects the majority of its portfolio will be comprised of directly acquired investments in Infrastructure Assets, which are implemented through Co-Investment, Single Asset Secondary and Originated Investment structures that typically involve a single underlying asset or investment and, to a lesser extent, portfolio-level acquisitions of Infrastructure Assets through Multi-Asset Secondaries. Infrastructure Assets are generally long-lived physical assets that are valued for their tangible physical qualities in addition to their revenue generation and/or capital appreciation potential. Defining characteristics of Infrastructure Assets include: long useful lives, high barriers to entry, monopolistic market positioning, stable usage, inelastic demand, stable cash flows, and low long-term exposure to commodity prices. Relative to investments in Multi-Asset Secondaries, investments in directly acquired Infrastructure Assets typically involve a more detailed level of due diligence review on the single asset, afford the Fund greater ability to control portfolio construction and can offer a more fee efficient investment implementation (particularly for Co-Investments and Originated Investments).

Directly Acquired Investments

“Originated Investments” are investments that are directly originated by the Sub-Adviser’s infrastructure platform (the “GCM Infrastructure Platform”) and held via a direct interest. These Originated Investments may include a variety of investment structures, investment entry points and investment opportunities, including control investments, minority positions, joint ventures, co-bidding arrangements, preferred equity / debt investments, warehousing arrangements, or investments alongside other Sponsor Manager firms and their Infrastructure Funds. The Fund expects to take advantage of what it believes are the best opportunities within these various investment options to achieve what it believes are the best risk adjusted return. Originated Investments and Co-Investments can be very similar and often differ based on the original sourcing, level of control, specific investment form, certain rights afforded to other Sponsor Manager(s), control of exit and related factors. Similar to Co-Investments, Originated Investments have the benefit of not bearing an additional layer of fees and expenses generally associated with investing in an Infrastructure Fund (although the Fund may still bear transactional expenses).

“Co-Investments” are investments made directly or indirectly into an Infrastructure Asset in partnership with a third-party Sponsor Manager. A Co-Investment is typically structured either as an investment directly into an Infrastructure Asset through a separate issuer organized as a special purpose vehicle (“SPV”) controlled by the Sponsor Manager. The Sponsor Manager may also offer third parties, such as Grosvenor, the opportunity to co-invest alongside the Sponsor Manager in the transaction in order to raise the total necessary capital. Investing in Infrastructure Assets through Co-Investments can be a more fee-efficient way to invest than through Infrastructure Funds. While a Co-Investment opportunity is typically the same investment the Sponsor Manager makes for its Infrastructure Fund, co-investors typically will bear no additional layer of fees and expenses or a significantly reduced layer of fees and expenses compared to investing in an Infrastructure Asset through an Infrastructure Fund (although the Fund may still bear transactional expenses). As a result, a Co-Investment can provide exposure to the same underlying investment as an Infrastructure Fund managed by a Sponsor Manager, but in a more fee efficient implementation. Additionally, a portfolio of Co-Investments can include investments alongside a set of industry leading Sponsor Managers and Infrastructure Funds, as opposed to investing in a single Sponsor Manager’s Infrastructure Fund that creates concentration risk around that specific Sponsor Manager’s platform, strategy and other key attributes. The Fund will seek to invest in Co-Investments alongside a varied set of high-quality Sponsor Managers that the Advisers believe have an attractive risk / reward opportunity.

“Single-Asset Secondaries” are investments acquiring an interest in a fund vehicle or SPV that holds a single business or asset (or a group of affiliated businesses or assets) that is known prior to the investment. These investments can be made in a seasoned investment in an Infrastructure Asset or in a new investment vehicle set up specifically to acquire the identified asset. Due to the single asset nature of a Single-Asset Secondary, a greater level of information is typically available and a deeper level of due diligence can be performed compared to an Infrastructure Fund, similar to the diligence performed on other Infrastructure Assets implemented through Co-Investments or Originated Investments. Typically, a Single-Asset Secondary is executed at a discount to the investment’s current NAV in order to compensate the purchaser for providing the seller with liquidity and to compensate for and/or offset the additional layer of fees typically associated with an investment in an Infrastructure Fund. A Single-Asset Secondary acquired at a discount to its NAV may result in an unrealized gain the next time the Fund calculates its NAV. The Fund will seek to acquire Single-Asset Secondaries with attractive risk / reward profiles identified through the same rigorous sourcing and diligence process as those undertaken for Co-Investments and Originated Investments.

Portfolio Acquired Investments

The Fund may also invest in Infrastructure Assets through the acquisition of an existing portfolio of Infrastructure Assets via Multi-Asset Secondaries. Multi-Asset Secondaries are expected to be a smaller portion of the Fund’s Infrastructure Assets than Infrastructure Assets.

“Multi-Asset Secondaries” are investments acquiring an interest in multiple Infrastructure Assets, typically in the form of an interest in an Infrastructure Fund. In a Multi-Asset Secondary, the underlying Infrastructure Fund has typically been at least partially deployed into a set of multiple investments in Infrastructure Assets that are known prior to the Fund acquiring the interest in the Multi-Asset Secondary. The investment may also include a related unfunded commitment to an Infrastructure Fund. Similar to Single-Asset Secondaries, Multi-Asset Secondaries are typically executed at a discount to the portfolio’s current NAV in order to compensate the purchaser for providing the seller with liquidity and to compensate for and/or offset the additional layer of fees typically associated with an investment in an Infrastructure Fund. A Multi-Asset Secondary acquired at a discount to its NAV may result in an unrealized gain the next time the Fund calculates its NAV. Due to the fact that there are multiple investments included in a Multi-Asset Secondary, typically less information is provided by the selling party or the Sponsor Manager on the individual underlying assets, though the Sub-Adviser will still underwrite each Infrastructure Asset in the Multi-Asset Secondary based on the information provided by the Sponsor Manager. The Fund will seek to invest in Multi-Asset Secondaries where it has such an informational advantage or other reason to believe that the investment has an attractive risk/reward profile.

Multi-Asset Secondaries may include both traditional LP-led investments and investments through GP-led processes. LP-led Multi-Asset Secondaries include investments in existing portfolios of interests in Infrastructure Assets, with a focus on mature, largely funded positions. GP-led Multi-Asset Secondaries include secondary opportunities presented from general partner-led recapitalizations, asset sell downs, and platform combinations. These can include multiple assets currently owned by the Sponsor Manager or multi-asset fund continuation vehicles.

Target Portfolio Attributes

The Fund intends to pursue a varied pool of Infrastructure Investments that the Advisers believe represent an attractive risk / reward profile, take advantage of industry trends and seek to mitigate risk. The Sub-Adviser will seek to follow a deliberate approach to portfolio construction focused on generating current yield, maximizing risk-adjusted returns and targeting a variety of investments. As described above in Infrastructure Opportunity, the Sub-Adviser seeks to invest across a number of target sectors and intends to focus on core, core plus and value added risk profiles, while seeking asymmetric return profiles that target to exceed associated risk profiles. In sourcing portfolio investments, the Sub-Adviser expects to consider other important factors, such as limiting investments in Infrastructure Investments where the underlying asset(s) are unknown (i.e., blind pools), and managing the Fund’s exposure to any one investment structure, geography, and investment stage in an attempt to create a varied portfolio across individual investments and Sponsor Managers all as generally outlined below:

Target Investment Structure

As noted above, the Fund expects to primarily invest in equity or equity-like instruments issued by Infrastructure Assets. The Fund expects that these investments will primarily be made through private capital transactions. Under normal circumstances, with respect to the Fund’s investments in Infrastructure Assets, the Fund primarily expects, to be either an influential minority shareholder or controlling shareholder or to make such investments alongside Sponsor Managers and teams that are known well to the Sub-Adviser and that enjoy similar rights. The Fund expects that its investments in Multi-Asset Secondaries will primarily be made where the Sub-Adviser believes the portfolio of Infrastructure Assets or Sponsor Manager has a relative advantage compared to other investment funds or managers, such as differentiated investment strategy, strong record of performance, opportunistic pricing, relative value of the investment opportunity, unique access or relationships or other distinguishing factors.

As noted above, the Fund may also invest in debt instruments issued by Infrastructure Assets. The Fund expects that its investments in debt instruments will not exceed 20% of its total assets under normal conditions, though the Fund may exceed this limit to make investments that are underwritten by the investment team as equity investments but are structured in part as debt investments due to structuring, regulatory, tax, or similar factors unrelated to the underlying investment thesis. The Fund can invest in issuers of any size or market capitalization. The Fund may invest in debt securities at any part of a capital structure, including senior and mezzanine debt, and of any credit quality, including lower-rated or non-rated debt securities which are commonly referred to as “junk” bonds. The Sub-Adviser intends to source debt investments for the Fund where it believes the risk, return and yield profile of these investments can be accretive to the Fund’s overall portfolio construction, and where the capital structure provides added protection against adverse outcomes. The Fund may also invest in preferred equity, including structured investments.

Notwithstanding the foregoing, the actual percentage of the Fund’s portfolio that is invested in each investment type may from time to time be outside the levels provided above due to factors such as a large inflow of capital over a short period of time, the Advisers’ assessment of the relative attractiveness of opportunities, or an increase in anticipated cash requirements or repurchase requests. Certain investments, such as preferred equity investments, could be characterized as either equity or debt depending on the terms and characteristics of such investments.

The Fund may make investments directly or indirectly through one or more wholly owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner or for the purpose of facilitating its use of permitted borrowings, such as through a credit facility, or to act as a tax blocker to facilitate compliance with the RIC gross income test in relation to the income earned in respect of certain Infrastructure Assets. Certain Subsidiaries may not be consolidated for income tax purposes and may incur income tax expense as a result of their ownership of Infrastructure Assets. If the Fund uses one or more Subsidiaries to make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Advisers comply with the provisions of the 1940 Act relating to investment advisory contracts as an investment adviser to the Fund and to each of the Subsidiaries under Section 2(a)(20) of the 1940 Act. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act. The Bank of New York Mellon serves as the custodian to the Subsidiaries and the Fund. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned or majority-owned by the Fund.

Target Sourcing

The Sub-Advisor expects its broad industry relationships to allow the Fund to source a variety of opportunities to invest in Infrastructure Assets that come from difference sources. Such relationships may also include sourcing investments from a variety of infrastructure industry Sponsor Managers. The Advisers believe this creates a competitive advantage relative to an investment portfolio that is all sourced from a single Sponsor Manager or single investment team.

The Advisers expect that sourcing from a broad range of different industry relations, including multiple Sponsor Managers can improve portfolio construction while still providing investment exposure to industry leading investments and investment teams. It also avoids risks relating to key elements of an individual Sponsor Manager’s investment strategy or platform. This is particularly important with the proliferation of specific strategies for investing in the infrastructure landscape, where a single Sponsor Manager or single Infrastructure Asset may be targeting specific return-based strategies, sector specific strategies, capital structure strategies, geography-based strategies or strategies focused on specific investment stages. The Advisers believe that sourcing a portfolio of investments that differ among these key attributes is an important element of portfolio construction. Notwithstanding the above, the Fund may partner with the same Sponsor Manager across multiple different investments where the Advisers deem appropriate and based on the available investment opportunity set at any point in time.

Target Geographies

The Fund expects the focus of its investment activity to be in North America and Europe, with a smaller portion of its capital reserved to access assets and businesses in other geographies (principally focused in countries with developed economies—i.e., OECD) on an opportunistic basis.

The Advisers expect that this geographic approach will provide opportunities to access transactions where the Sub-Adviser has a keen understanding of the regulatory environment, the rule of law and the markets which these assets and businesses serve. In addition, the Fund expects that this focus will allow for better management by the Sub-Adviser of currency risk and to ensure that strong investments deliver strong financial results. From time to time, if the Sub-Adviser believes that an opportunity outside of these core markets may be prudent, it expects to typically seek a local partner that exhibits the same understanding of the underlying local legal and economic framework that the Sub-Adviser possesses in its core markets.

Target Stage

The Fund expects to make the majority of its investments in previously developed infrastructure assets that generate cash flows, but where investors may seek to increase revenue and/or reduce expenses by creating operating efficiencies, acquiring new equipment making modifications or repurposing of the asset (such investments “Brownfield” stage investments). A small portion of the Fund’s investments may be made into new projects requiring development and construction that may not be cash flowing at the time of investment (such investments “Greenfield” stage investments).

From time to time, the Sub-Adviser expects to electively evaluate later stage (e.g., post-permitting, pre-construction) Greenfield opportunities where the Sub-Adviser believes that risks are under control and the assets, once completed, are likely to represent core infrastructure. In these cases, the Sub-Adviser intends to take particular care to ensure that its underwriting contemplates an appropriate risk and return profile for the stage of development and lack of operating history that the Sub-Adviser is underwriting.

The Fund limits its investments in private equity funds and hedge funds that rely on the exclusion from the definition of “investment company” in Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Private Investment Companies”) to no more than 15% of the Fund’s total assets at the time of investment. The Fund’s investments in Multi-Asset Secondaries that hold Infrastructure Assets and Infrastructure Funds are not considered Private Investment Companies. In addition, the Fund’s investments in Infrastructure Assets made through SPVs formed by a Sponsor Manager to invest in a particular Infrastructure Asset will not be considered Private Investment Companies.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Shares could decline, and investors may lose all or part of their investment. Furthermore, the impact of a particular risk on an Infrastructure Investment, including those managed by a Sponsor Manager, will impact the Master Fund and, in turn, have a corresponding impact on the Fund.

Principal Risks Related to Infrastructure Investments

Infrastructure Risk. Investment in Infrastructure Assets involves many significant, relatively unusual and acute risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of Infrastructure Assets may adversely affect the overall profitability of the investment or related project. Events outside the control of a company, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll rates, social stability, competition from untolled or other forms of transportation, natural disasters, changes in weather, changes in demand for products or services, bankruptcy or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. In turn, this may impair a company’s ability to repay its debt, make distributions to its owners or even result in termination of an applicable concession or other agreement. As a general matter, the operation and maintenance of Infrastructure Assets or businesses involve various risks and is subject to substantial regulation, many of which may not be under the control of the owner/operator, including labor issues, failure of technology to perform as anticipated, structural failures and accidents and the need to comply with the directives of government authorities. Although companies may maintain insurance to protect against certain risks, where available on reasonable commercial terms (such as business interruption insurance that is intended to offset loss of revenues during an operational interruption), such insurance is subject to customary deductibles and coverage limits and may not be sufficient to recoup all of a company’s losses. Furthermore, once Infrastructure Assets become operational, they may face competition from other Infrastructure Assets in the vicinity of the assets they operate, the presence of which depends in part on governmental plans and policies.

Specific infrastructure investment risks include:

●	risks associated with due diligence;

●	risks associated with construction;

●	commodity price risks;

●	risks associated with public demand and usage;

●	risks associated with strategic assets;

●	risks associated with privatizations;

●	risks associated with the energy sector;

●	risks associated with the utility industry;

●	project-specific risks;

●	risks related to infrastructure operations;

●	risks associated with asset-level management;

●	risks associated with concession agreements;

●	competition in the infrastructure investment space;

●	statutory and regulatory risks associated with infrastructure projects;

●	risks associated with environmental regulations;

●	inflation and interest rate risks; and

●	risks associated with documentation.

Due Diligence Risk. The Fund or Infrastructure Funds may make investments where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential Infrastructure Assets may be difficult to obtain or verify. In addition, the Fund may find it cost-prohibitive to obtain certain information which would be easily obtainable in more developed countries. While the Fund will endeavor to conduct rigorous due diligence on each company in which it invests, no assurance can be given that it will obtain the information or assurances that an investor in a more sophisticated economy would generally expect to obtain before committing to an investment.

Construction Risk. In connection with any new development project (i.e., a “Greenfield” project), expansion of a facility or acquisition of a facility in late-stage development, a company may face construction risks typical for infrastructure businesses, including: (i) labor disputes, shortages of material and skilled labor or work stoppages, (ii) slower than projected construction progress and the unavailability or late delivery of necessary equipment, (iii) less than optimal coordination with public utilities in the relocation of their facilities, (iv) adverse weather conditions and unexpected construction conditions, (v) accidents or the breakdown or failure of construction equipment or processes, and (vi) catastrophic events such as explosions, fires and terrorist activities and other similar events beyond the Fund’s control. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of construction activities once undertaken, any of which could have an adverse effect on the Fund and on the amount of funds available for distribution to the Fund. Construction costs may exceed estimates for various reasons, including inaccurate engineering and planning, labor and building material costs in excess of expectations and unanticipated problems with project startup. Such unexpected increases may result in increased debt service costs and funds being insufficient to complete construction, which in turn may result in the inability of project owners to meet the higher interest and principal repayments arising from the additional debt required. Delays in project completion can result in an increase in total project construction costs through higher capitalized interest charges and additional labor and material expenses and, consequently, an increase in debt service costs. Delays may also affect the scheduled flow of project revenues necessary to cover the scheduled operations phase debt service costs, operations and maintenance expenses and damage payments for late delivery. In addition, risks inherent in construction work may give rise to claims or demands against a company from time to time. Moreover, market conditions may change during the course of construction that make such development less attractive than at the time it was commenced.

Commodity Risk. Investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of the Fund’s investments may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, price and availability of alternative fuels and energy sources, international political conditions, actions of the Organization of Petroleum Exporting Countries (and other oil- and natural gas-producing nations) and overall economic conditions.

Public Demand and Usage Risk. The Fund may make investments that derive substantially all of their revenues from tolls, tariffs or other usage-related fees. Users of the applicable service may react negatively to any adjustments to the applicable rates, or public pressure may cause a government or agency to challenge such rates. In addition, adverse public opinion, or lobbying efforts by specific interest groups, could result in government pressure to reduce rates or to forego planned rate increases. It cannot be guaranteed that government entities with which a portfolio company has concession agreements will not try to exempt certain users from tolls, tariffs or other fees or negotiate lower rates. If public pressure or government action forces a portfolio company to restrict its rate increases or reduce their rates, and it is unable to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be adversely affected. Even though the Fund will target assets that are anticipated to be subject to lower demand, usage, and patronage risk, the Fund may not be able to eliminate these risks. To the extent that the Advisers assumptions regarding the demand, usage, and patronage of assets prove incorrect, the Fund’s financial returns could be adversely affected. Some portfolio companies may be subject to seasonal variations. Accordingly, the Fund’s operating results for any particular investment in any particular quarter may not be indicative of the results that can be expected for such investment throughout the entire year.

Strategic Asset Risk. Certain investments may be in public infrastructure that constitute significant strategic value to public or governmental bodies. Strategic assets are assets that have a national or regional profile, and may have monopolistic characteristics. The nature of these assets could generate additional risks not common in other industry sectors. Given their national or regional profile and/or their irreplaceable nature, strategic assets may constitute a higher risk target for terrorist acts or political actions. Any terrorist attacks that occur at or near infrastructure facilities would likely cause significant harm to employees, assets and, potentially, the surrounding community. Insurers may offer a limited amount of or no insurance coverage for liability to persons other than employees or passengers for claims resulting from acts of terrorism, war or similar events. A terrorist attack may result in liability far in excess of available insurance coverage. A terrorist attack on an Infrastructure Asset may also have adverse consequences for all assets of that type, including assets in which the Fund invests. For example, as a result of a terrorist attack in the vicinity of an Infrastructure Asset, the Infrastructure Asset may be forced to increase preventative security measures or expand its insurance coverage, adversely affecting the profitability of an investment in that asset. Similarly, a terrorist attack could cause reduced patronage, usage and demand for an entire class of Infrastructure Investments in the region of the terrorist attack, which could adversely affect the profitability of the Fund’s investments. Given the essential nature of the services provided by Infrastructure Assets, there is also a higher probability that the services provided by such assets will be in constant demand. Should an owner of such assets fail to make such services available, users of such services may incur significant damage and may, due to the characteristics of the strategic assets, be unable to replace the supply or mitigate any such damage, thereby heightening any potential loss from third-party claims.

Privatization Risk. The Fund may invest in state-owned enterprises that have been or will be transferred from government to private ownership. There can be no assurance that any privatizations will be undertaken or, if undertaken, that such plans will be successfully completed or even completed at all. There can also be no assurance that, if a privatization is undertaken on a private placement basis, the Fund will have the opportunity to participate in the investing consortium. Investors should also be aware that changes in governments or economic factors could result in a change in a country’s policies on privatization. Should these policies change in the future, it is possible that governments may determine to return infrastructure projects to public ownership. The level of compensation that would be provided to the owners of the private companies concerned cannot be accurately predicted but could be substantially less than the amount invested in such companies.

Energy Sector Risk. The operations of energy companies are subject to many risks inherent in the transporting, processing, storing, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such commodities, including, without limitation: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to the Fund.

Utility Industry Risk. The Fund may make certain investments in and relating to the utility asset class. In many regions, including the U.S., the electric utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demands, technological advances, greater availability of natural gas and other factors. In response, for example, FERC has proposed regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity; similar actions are being taken or contemplated by regulators in other countries. A number of countries, including the U.S., are considering or implementing methods to introduce, promote and retain competition. To the extent competitive pressures increase and the pricing and sale of electricity assume more characteristics of a commodity business, the economics of independent power generation projects into which the Fund may invest may come under increasing pressure. Deregulation is fueling the current trend toward consolidation among domestic utilities, but also the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in the independent power industry.

Project Risk. The successful development of new or expansion infrastructure projects entails a variety of risks (some of which may be unforeseeable at the time a project is commenced) and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When making a portfolio investment value may be ascribed to infrastructure projects (new or expansion) that do not achieve successful implementation, potentially resulting in a lower than expected internal rate of return over the life of the investment. In addition, there are significant capital expenditures associated with the development and operating costs of Infrastructure Assets generally.

To the extent that the Fund invests in companies providing services or products (such as, for example, exploratory drilling rigs and support services) to participants in the natural resources exploration, development, extraction and transportation industries (such as, for example, oil, natural gas or minerals), the failure of such industry participants successfully to locate, develop, extract or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Fund’s or such Infrastructure Investment’s investment therein.

Operational and Technical Risks and Force Majeure; Government Interventions Risk. The operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic and force majeure events, such as war, acts of God, pandemics, cyclones, earthquake, landslide, flood, explosion, fire, terrorist attack, social unrest, major plant breakdown, pipeline or electricity line rupture or other disaster. Operational disruption, as well as supply disruption, could adversely affect the cash flows available from these assets. In addition, the cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in permanent loss of customers, substantial litigation or penalties for regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies. Business interruption insurance is not always available, or economical, to protect the business from these risks. Industrial action involving employees or third parties may disrupt the operations of infrastructure projects. Infrastructure projects are exposed to the risk of accidents that may give rise to personal injury, loss of life, damage to property, disruption to service and economic loss. In some cases, project agreements can be terminated if the force majeure event is so catastrophic as to render it incapable of remedy within a reasonable, pre-agreed time period.

The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, war, terrorism, labor strikes and pandemics or other public health crises – see “Risks Relating to Current Events—Market Disruption and Geopolitical Risk” below for more information). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund) to perform its obligations until such force majeure event is remedied. In addition, the cost to a portfolio company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. There can be no assurance that each portfolio company will be fully insured against all risks inherent to their businesses. If a significant accident or event occurs that it is not fully insured, it could adversely affect the operations and financial condition of such portfolio company, and hence, the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry, the assertion of control over one or more companies or its assets, changes in the regulatory landscape or the imposition of significant travel or other restrictions, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without any compensation or what the Fund considers to be adequate compensation).

Asset-Level Management Risk. The management of the business or operations of a portfolio company or may be contracted to a third-party management company unaffiliated with the Fund. Although it would be possible to replace any such operator, the failure of such an operator adequately to perform its duties or to act in ways that are in the company’s best interest, or the breach by an operator of applicable agreements or laws, rules, and regulations, could have an adverse effect on the company’s financial condition or results of operations.

A third-party management company may suffer a business failure, become bankrupt, or engage in activities that compete with a portfolio company. These and other risks, including the deterioration of the business relationship between the Fund and the third-party management company, could have an adverse effect on a portfolio company.

Should a third-party management company fail to perform its functions satisfactorily, it may be necessary to find a replacement operator, which may require the approval of a government or agency that has granted a concession with respect to the relevant company. It may not be possible to replace an operator in such circumstances, or do so on a timely basis, or on terms that are favorable to the Fund.

Contract Risk. An infrastructure investment’s operations may rely on government licenses, concessions, leases, or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If a portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate the affected asset, or both. Where a portfolio company holds a concession or lease from a government body, such arrangements are subject to special risks as a result of the nature of the counterparty. The lease or concession may contain clauses more favorable to the government counterparty than a typical commercial contract. In addition, there is the risk that the relevant government body will exercise sovereign rights and take actions contrary to the rights of a portfolio company or under the relevant agreement. Certain investments may require the use of public ways or may operate under easements. Governments may retain the right to restrict the use of such public ways or easements or require a company to remove, modify, replace or relocate facilities relating to Infrastructure Assets at its own expense. If a government exercises these rights, a portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of such investment.

Competitive Marketplace Risk. Once Infrastructure Assets become operational, they will face competition from other infrastructure and infrastructure-related assets and/or businesses in the vicinity of the assets they operate, the presence of which depends in part on government plans and policies. For example, an increase in the number and convenience of alternative routes and competition from other modes of transportation could reduce traffic on toll roads operated by an investment of the Fund thus materially and adversely affecting the Fund’s performance. Such competition may materially and adversely affect the Fund’s business, financial conditions and results of operations.

Regulatory Risk. The Fund’s investment projects may be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. For example, investment acquisitions and dispositions by the Fund may be subject to Federal Energy Regulatory Commission approval under the U.S. Federal Power Act, as amended. In addition, the adoption of new laws or regulations, or changes in the interpretation of existing laws or regulations, could have a material adverse effect on the investments of the Fund and thus on the Fund’s ability to meet their investment objectives. Such changes could necessitate the creation of new business models and the restructuring of investments to satisfy regulatory requirements, which may be costly and/or time consuming. Statutory and regulatory requirements also may require the Fund to obtain certain permits or approvals from government entities. In the U.S., certain acquisitions may be subject to approval by the Committee on Foreign Investment in the U.S. There can be no assurance that a portfolio company or Underlying Investment will be able to (i) obtain all required regulatory approvals that it does not yet have or that it may require in the future, (ii) obtain any necessary modifications to existing regulatory approvals, or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to third parties or could result in additional costs to a portfolio company.

In addition, Infrastructure Assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, a portfolio company may be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic characteristics, such as electricity distribution, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that Infrastructure Assets provide, political oversight of the sector is likely to remain pervasive and unpredictable and governments may attempt to take actions which negatively affect operations, revenue, profitability or contractual relationships of certain investments, including through expropriation. Finally, certain projects may depend upon the use of public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require a company to remove, modify, replace or relocate their facilities at such company’s expense. If a government authority exercises these rights, such a company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant investment.

Environmental Risk. Infrastructure Assets may be subject to numerous statutes, rules and regulations relating to environmental protection. Statutes, rules and regulations may require that investments address prior environmental contamination, including soil and groundwater contamination, which results from the spillage of fuel, hazardous materials or other pollutants. Under various environmental statutes, rules and regulations, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability, whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. The Fund may be exposed to substantial risk of loss from environmental claims arising in respect of their investments, and the loss may exceed the value of such investments. Furthermore, changes in environmental laws or in the environmental condition of an investment by the Fund may create liabilities that did not exist at the time of acquisition of an investment and that could not have been foreseen. For example, new environmental regulations may create costly compliance procedures for Infrastructure Assets. In addition, investments by the Fund can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of Infrastructure Assets, and these protests may induce government action to the detriment of the owner of the Infrastructure Asset. Ordinary operation or occurrence of an accident with respect to Infrastructure Assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage, and repairing relations with the affected community, could be significant.

In addition, as consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially affect them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.

Inflation and Interest Rate Risk related to Infrastructure Investments. Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

In addition, the market for Infrastructure Investments has benefited in recent years from investors seeking yielding assets amid a sustained, low-interest rate environment. Should interest rates increase significantly, the market demand for private infrastructure investments could weaken materially, which could make it significantly more difficult for the Fund to exit investments at valuations the Advisers believe to be attractive. Furthermore, the market value of an investment may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of an investment. Accordingly, changes in the rate of inflation may affect the forecasted profitability of an investment.

Some countries’ economies, including in particular emerging markets, have experienced substantial growth or extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Documentation and Other Legal Risk. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Infrastructure investments are often governed by a complex series of legal documents. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher than for other investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.

Other legal risks relate to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Fund’s investments that may adversely affect the investment or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

Infrastructure Industry Concentration Risk. Infrastructure Assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Infrastructure Fund’s or Infrastructure Asset’s performance.

Specific Infrastructure Assets in which the Fund or an Infrastructure Fund may invest may be subject to the following additional risks:

●	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

●	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

●	Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

●	Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

●	Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Valuation of the Fund’s Interests in Infrastructure Funds and Certain Infrastructure Assets. The valuation of the Fund’s investments in Infrastructure Funds and certain Infrastructure Assets is ordinarily determined based upon valuations provided by the Sponsor Managers on a periodic basis (typically, quarterly). Although such valuations are provided on a periodic basis (typically, quarterly), the Fund will provide valuations, and will issue Shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Sponsor Manager. In this regard, a Sponsor Manager may face a conflict of interest in valuing the securities, as their value may affect the Sponsor Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Sponsor Manager, the accuracy of the valuations provided by the Sponsor Managers, that the Sponsor Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Sponsor Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Sponsor Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

A Sponsor Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject to Adjustment. The Fund determines its NAV daily based in part upon periodic valuations (typically, quarterly) for Infrastructure Funds and certain Infrastructure Assets as reported by the Sponsor Managers, which may not reflect market or other events occurring subsequent to the period-end. The Fund will fair value its holdings in such Infrastructure Funds and Infrastructure Assets to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Sponsor Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of Infrastructure Funds or Infrastructure Assets may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Sponsor Managers or revisions to the NAV of an Infrastructure Fund or Infrastructure Asset adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Non-Diversification Risk. The Fund is a non-diversified, closed-end management investment company registered under the 1940 Act. A non-diversified fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. A non-diversified fund may select its investments from a relatively small pool of issuers consistent with its stated investment objective and policies. An investment in a non-diversified fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer or small number of issuers may cause greater fluctuations in the value of the fund’s shares.

Illiquidity of Infrastructure Investments. There is no regular market for interest in private markets Infrastructure Investments, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Sponsor Manager or portfolio company and could occur at a discount to the Fund’s valuation of such Infrastructure Investment. If the Advisers determine to cause the Fund to sell its interests in an Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Principal Investment Related Risks

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s or an Infrastructure Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Infrastructure Assets, Infrastructure Funds and Sponsor Managers, the allocation of offering proceeds thereto and the performance of the Infrastructure Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund, Infrastructure Funds, or Infrastructure Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

No Operating History. The Fund is a newly formed non-diversified, closed-end management investment company with no performance history that shareholders can use to evaluate the Fund’s investment performance. The initial operating expenses for a newly formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Infrastructure Assets or Infrastructure Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Investment Sourcing Risk. The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Advisers expect the Fund to compete for access to investments with other private equity investment funds, direct investment firms, individual and institutional investors and merchant banks. Other investment funds and other institutions currently in existence or organized in the future, may adopt, partially or totally, the Fund’s strategy and compete with the Fund. Such funds and institutions may have more relevant experience, greater financial resources and more personnel than the Fund or the Advisers, resulting in fewer investment opportunities available for the Fund or unfavorable implications for the pricing and other terms of potential investments, which could adversely affect the Fund’s investment program. Furthermore, these competitive dynamics may lead sponsors to charge fees, carried interest or other economics on the Fund’s participation in investments. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital. Even if such investments are made, there can be no assurance that such investments will be realized at favorable valuations or that the objectives of the Fund will be achieved. The Fund may incur significant expenses identifying, investigating, and attempting to acquire potential investments that are not ultimately consummated. This competition may also have an adverse impact on the length of time that is required for the Fund to become fully invested, the terms of investment opportunities offered to the Fund and the ultimate return on the investments by the Fund.

Non-U.S. Risk. Certain Infrastructure Investments may include assets outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

Additionally, certain Infrastructure Investments may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the U.S. Accordingly, information supplied regarding the Fund’s Infrastructure Investments may be incomplete, inaccurate and/or significantly delayed. The Fund and Infrastructure Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

The Fund’s Infrastructure Investments could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Infrastructure Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Geographic Concentration Risks. The Fund’s or an Infrastructure Fund’s investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, the Fund’s or an Infrastructure Fund’s investments will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration. The Fund is subject to concentration risk and may invest in an Infrastructure Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by the Fund or such an Infrastructure Fund. In addition, the investments of the Fund and such an Infrastructure Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Energy Sector Risk. The Fund’s or an Infrastructure Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector Risk. The Fund’s or an Infrastructure Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Agriculture and Forestry Sector Risk. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Infrastructure Fund.

In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Financial Institutions Risk. Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Foreign Currencies Risk. Some of the foreign securities in which the Fund or an Infrastructure Fund invests are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency and, as a result, the NAV of Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. The Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar and inflation may adversely affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. The Sub-Adviser may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Fund’s assets by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases the Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Leverage Utilized by the Fund. The Fund and Master Fund may borrow money in connection with its investment activities and to otherwise provide the Fund with liquidity — i.e., the Fund and Master Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Infrastructure Assets up to the limits of the Asset Coverage Requirement. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes.

The Master Fund may borrow money for certain purposes, such as making payments to Infrastructure Funds or Infrastructure Assets in accordance with the Master Fund’s investment commitments, repurchasing Shares and paying fees and expenses of the Master Fund, subject to any limitations imposed by applicable law. The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached, subject to certain exceptions.

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s or Master Fund’s investment return if the Fund’s or Master Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund or Master Fund if the Fund or Master Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund or Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund or Master Fund may terminate or refuse to renew any credit facility into which the Fund or Master Fund has entered. If the Fund or Master Fund is unable to access additional credit, it may be forced to sell its interests in Infrastructure Funds at inopportune times, which may further depress the returns of the Fund or Master Fund.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to a Sponsor Manager. The investments held by Infrastructure Funds and Primary Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Leverage Utilized by Infrastructure Funds. Infrastructure Funds may also utilize leverage in their investment activities. Borrowings by Infrastructure Funds are not subject to the limitations on borrowings in the 1940 Act. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Infrastructure Funds held by the Fund. Generally, the use of leverage by Infrastructure Funds may increase the volatility of the Infrastructure Funds. An Infrastructure Fund’s leverage or expected leverage is a factor that may be considered by the Sub-Adviser in its security selection process.

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Infrastructure Assets in non-voting form or limit its voting rights to a certain percentage. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Infrastructure Assets could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Nature of Portfolio Companies. Infrastructure Investments will include direct and indirect investments in various companies, projects, and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Investments in the Securities of Small or Middle-Market Portfolio Companies. The Fund’s Infrastructure Investments may consist of investments in the securities of small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

●	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

●	may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

●	may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Infrastructure Fund that has invested in the portfolio company; and

●	generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which the Fund invests are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Fund’s investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When the Fund invests, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, the Fund will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments. The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities and Distressed Securities. The Fund’s Infrastructure Investments may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by a Sponsor Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Infrastructure Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Infrastructure Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain Infrastructure Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Infrastructure Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Infrastructure Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Infrastructure Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Primary Investments. The market for Primary Investments may be very limited and competitive, and the Primary Investments to which the Fund wishes to allocate capital may not be available at any given time. Primary Investments may be heavily negotiated and may create additional transaction costs for the Fund. Primary Investments are more concentrated than investments in Infrastructure Funds, which hold multiple portfolio companies.

General Risks of Secondary Investments. The overall performance of the Fund’s investments in Infrastructure Investments obtained through secondary transactions will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Infrastructure Asset or an Infrastructure Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Infrastructure Assets may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a secondary Infrastructure Investment, the Fund will generally not have the ability to modify or amend such secondary Infrastructure Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a secondary Infrastructure Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant secondary Infrastructure Fund and, subsequently, that secondary Infrastructure Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such secondary Infrastructure Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the secondary Infrastructure Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Infrastructure Investments in secondary transactions as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Nature of Portfolio Companies. The Fund may acquire direct investments in portfolio companies or purchase secondaries or primaries that invest in portfolio companies that involve a high degree of business or financial risk. Such portfolio companies may be startups in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies. Portfolio companies may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Co-Investment Risk. When the Fund invests in Infrastructure Assets alongside other investors through Co-Investments, the realization of portfolio company investments made as co-investments may take longer than would the realization of investments under the sole control of the Advisers or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

Investing in Infrastructure Assets through Co-Investments may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co-Investment, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

When the Fund makes direct investments in operating companies through Co-Investments alongside Sponsor Managers, the Fund will be highly dependent upon the capabilities of the Sponsor Managers alongside which the investment is made. The Fund may indirectly make binding commitments to Co-Investments without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent operating company. In some cases, the Fund will be obligated to fund its entire direct investment in a Co-Investment up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the Sponsor Manager of another Infrastructure Fund in a Co-Investment. Generally, neither the Sub-Adviser nor the Fund will have control over the timing of capital calls or distributions received from such Co-Investment, or over investment decisions made in such Co-Investment.

When the Fund participates in a Co-Investment, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.

Government Intervention Risks. Certain Infrastructure Assets may be entities that are subject to substantial regulation by governmental agencies. The nature of this regulation exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or portfolio companies fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying infrastructure assets, or both. Where their ability to operate an infrastructure asset is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns. Furthermore, permits or special rulings may be required on taxation, financial and regulatory related issues.

The concessions of certain Infrastructure Assets are granted by government bodies and are subject to special risks, including the risk that the relevant government bodies will exercise sovereign rights and take actions contrary to the rights of the Fund or the relevant portfolio company under the relevant concession agreement. Indeed, to the extent that Fund invests in assets that are governed by lease or concession agreements with governmental authorities, there is a risk that these authorities may not be able to honor their obligations under the agreement, especially over the long term. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as default by the Fund or by a portfolio company) without requiring the government counterparty to pay adequate compensation. In addition, there can be no assurance that the relevant government bodies will not legislate, impose regulations or taxes or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of the Infrastructure Asset. Indeed, government counterparties may have the discretion to change or increase regulation of the operations of the Infrastructure Assets or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Governments have considerable discretion in implementing regulations and policies that could impact Infrastructure Assets, and because infrastructure assets provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and make decisions that adversely affect Infrastructure Assets and their operations. Activities not currently regulated may in the future be regulated.

In addition, infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. Political oversight of the sector is also likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation.

Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require portfolio companies to remove, modify, replace or relocate their facilities at the portfolio company’s expense. If a government authority exercises these rights, the portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant Infrastructure Asset.

Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.

Other legal risks relate to environmental issues and industrial actions or to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Infrastructure Asset that may adversely affect the Infrastructure Asset or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

U.S. Government Debt Securities Risk. U.S. Government debt securities historically have not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate and in 2011 the credit rating of the U.S. was downgraded. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions, the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Derivatives Risk.

The Fund relies on certain exemptions in Rule 18f-4 to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule 18f-4, “derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule 18f-4(e) when entering into unfunded commitment agreements (e.g., capital commitments to invest debt and/or equity in Infrastructure Investments that can be drawn at the discretion of the Sponsor Manager or its affiliate general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule 18f-4(f) when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in Multi-Asset Secondaries or Single-Asset Secondaries, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Infrastructure Fund as the trade date for determining whether the purchase of the Infrastructure Fund qualifies for the exemption for non-standard settlement cycle securities transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

Swap Agreements Risk. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument yielding the desired return. Swap agreements are often two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps may be subject to central clearing and exchange trading. Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisers’ ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a bi-lateral swap agreement counterparty. The Fund may seek to reduce this risk to some extent by entering into a transaction only if the counterparty meets the Advisers’ current credit standards for OTC option counterparties. In the case of a cleared swap, the Fund bears the risk that the clearinghouse may default. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Generally, under current SEC regulatory requirements, the Fund will deposit in a segregated account liquid assets permitted to be so segregated in an amount equal to or greater than the market value of the Fund’s liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the Fund’s ability to use swap agreements. It is possible that developments in the swap market, including further government regulation, could adversely affect the Fund’s ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Credit default swaps are often structured with significant leverage and may be considered speculative. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Swaptions Risk. The Fund, to the extent permitted under applicable law, may enter into “swaptions”, which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Currency Hedging Risk. The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Arbitrage Risk. The Fund may engage in capital structure arbitrage and other arbitrage strategies. Arbitrage strategies entail various risks, including the risk that external events, regulatory approvals and other factors will impact the consummation of announced corporate events and/or the prices of certain positions. In addition, hedging is an important feature of capital structure arbitrage. There is no guarantee that the Advisers will be able to hedge the Fund’s investment portfolio in the manner necessary to employ successfully the Fund’s strategy.

When-Issued Securities and Forward Commitments. Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future, to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Repurchase Agreements and Reverse Repurchase Agreements Risk. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and Corporate Bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule 18f-4(d), the Fund may treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions.

Options and Futures Risk. The Fund may utilize options and futures contracts and so-called “synthetic” options or other Derivatives written by broker-dealers or other permissible Financial Intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. Under current SEC requirements, the Fund will “cover” its options and futures positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of a put option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Advisers’ ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Risks Relating to Current Events

Market Disruption and Geopolitical Risk. Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The novel coronavirus (“COVID-19”) pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. The COVID-19 pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the reintroduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the U.S. While several countries, including the U.S., relaxed the public health restrictions partly as a result of the introduction of vaccines, the future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Eurozone Risk. The Fund may invest from time to time in European companies and companies that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund.

Brexit Risk. The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“U.K.”). The government of the U.K. held an in-or-out referendum on the U.K.’s membership in the EU on June 23, 2016. The referendum resulted in a vote in favor of the exit of the U.K. from the EU (“Brexit”). The U.K. ceased to be a member state of the EU on January 31, 2020, and the transition period provided for in the withdrawal agreement entered by the U.K. and the EU ended on December 31, 2020. In December 2020, the U.K. and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the U.K. and the EU. The impact of Brexit on the U.K. and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-US issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund’s assets are valued in U.S. dollars, and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Risks Associated with Commodity Futures Trading Commission Regulation. The Adviser claims an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5 so that the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Fund. In order to maintain the exclusion for the Adviser, the Fund must invest no more than a prescribed level of its liquidation value in certain futures, certain swap contracts and certain other Derivatives subject to the CEA’s jurisdiction, and the Fund must not market itself as providing investment exposure to such instruments. If the Fund’s investments no longer qualify the Adviser for the exclusion, the Adviser may be subject to the CFTC’s CPO registration requirements with respect to the Fund, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools registered as investment companies under the 1940 Act and commodity pool operators. Compliance with the additional registration and regulatory requirements may increase Master Fund and Fund operating expenses. Other potentially adverse regulatory initiatives could also develop.

Other Risks Relating to the Fund

Repurchase Offers Risks. The Fund is an interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Shares who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. Similarly, if an offer to repurchase interests in the Master Fund is oversubscribed, the Master Fund will repurchase only a pro rata portion of the interests tendered by the Fund to the Master Fund, unless the offer to repurchase interests in the Master Fund is increased and extended, and accordingly the Fund may be required to scale down the repurchase of Shares from Shareholders. If the offer to repurchase interests in the Master Fund is extended, the Fund will receive notice of such extension. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to common Shareholders.

Master Feeder Fund Arrangement.

The Fund will not invest directly in Infrastructure Assets or Infrastructure Funds. Instead, it will invest substantially all of its investable assets in the Master Fund. The Master Fund, in turn, purchases, holds and sells investments in accordance with its investment objectives and policies. The Fund does not have the right to withdraw its investment in the Master Fund. Instead, it may do so only through periodic repurchases by the Master Fund of the Fund’s interests in the Master Fund. This may limit the ability of the Fund to make offers to repurchase Shares. In addition, the Fund may receive securities and other investments from the Master Fund in lieu of cash when it withdraws capital from the Master Fund. The Fund will incur expenses in liquidating investments received in connection with any “in-kind” distributions.

A change in the investment objectives, policies or restrictions of the Master Fund may cause the Fund to seek to have its interests in the Master Fund repurchased. Alternatively, the Fund could seek to change its investment objectives, policies or restrictions to conform to those of the Master Fund. The investment objectives and policies of the Master Fund are not fundamental and may be changed without the approval of investors in the Master Fund (including the Fund). These investors may include other investment funds, including investment companies that, like the Fund, are registered under the 1940 Act, and other types of pooled investment vehicles that may or may not be investment companies registered under the 1940 Act. Investors in the Master Fund and the Fund will be notified if the Master Fund or the Fund changes its investment objectives.

Each member of the Master Fund, including the Fund, has the right to cast a number of votes based on the value of the member’s respective Shares at meetings of members called by the Board. Except for the exercise of their voting privileges, members of the Master Fund are not entitled to participate in the management or control of the Master Fund’s business, and may not act for or bind the Master Fund.

Interests in the Master Fund also may be held by investors other than the Fund. These investors may include other investment funds, including investment companies that, like the Fund, are registered under the 1940 Act, and other types of pooled investment vehicles. When investors in the Master Fund vote on matters affecting the Master Fund, the Fund could be outvoted by other investors. The Fund also may be adversely affected otherwise by other investors in the Master Fund.

Other investors in the Master Fund may offer shares (or interests) to their respective investors, if any, that have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Master Fund may differ from the investment return of investors in the Fund.

Economic and market conditions and factors may materially adversely affect the value of the Master Fund’s investments.

The fees and other expenses borne directly and indirectly by the Fund, including those of the Master Fund and the fees, expenses and performance-based fees or allocations that are borne by the Master Fund as an investor in Infrastructure Funds may be higher than those of most other registered investment companies.

Restrictions on Entering into Affiliated Transactions. The Sub-Adviser will not cause the Funds to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance or unless made in accordance with an exemptive order the Adviser, the Sub-Adviser, the Funds and affiliates of the Sub-Adviser and certain funds managed and controlled by the Sub-Adviser and its affiliates have received from the SEC that permits the Funds to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain funds advised by the Sub-Adviser, where the Sub-Adviser or its affiliates negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect the Funds’ ability to achieve the desired investment returns.

Lack of Funds to Make Additional Investments Risk. The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common shares. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Uncertain Exit Strategies. Due to the illiquid nature of most of the positions that the Fund is expected to acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.

Conflicts of Interest Risk. The Fund is a party to the Management Agreement with the Adviser, and the Investment Sub-Advisory Agreement with Grosvenor, entities in which certain of the Fund’s Trustees, officers and members of the investment committee of the Advisers may have indirect ownership and pecuniary interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Advisers also serve as officers or principals of other investment managers affiliated with the Advisers that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of Fund’s officers and Trustees and the members of the investment committee of the Advisers serve or may serve as officers, directors or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Advisers. However, the Advisers intend to allocate investment opportunities in a fair and equitable manner in accordance with the Advisers’ investment allocation policy.

Pursuant to the terms of the Management Agreements, the Adviser provides the Fund (and the Master Fund, as applicable) with certain administrative services necessary to conduct the Fund’s (and the Master Fund’s, as applicable) day-to-day operations, and the Fund (or the Master Fund, as applicable) reimburses the Adviser, at cost, based upon the Fund’s (or the Master Fund’s, as applicable) allocable portion of the Adviser’s overhead and other expenses (including travel expenses) incurred by the Adviser in performing the administrative services under the Management Agreements, including the Fund’s (or the Master Fund’s, as applicable) allocable portion of the compensation of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs, but not investment professionals. See “Conflicts of Interest.”

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities. The Advisers have adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. Grosvenor and CION currently provide investment Advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Advisers will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a security or issuer; and (ix) prior positions in a security or issuer. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Advisers.

In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a Borrower’s capital structure or otherwise in different classes of a Borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.

Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.

The Advisers, their affiliates and their clients may pursue or enforce rights with respect to a Borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Advisers and their affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The Advisers may have a conflict of interest in deciding whether to cause the Fund or Master Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Advisers. Certain other Advised Funds pay the Advisers or their affiliates greater performance-based compensation, which could create an incentive for the Advisers or an affiliate to favor such investment fund or account over the Fund.

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and Trustees, and the employees of the Advisers, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Advisers or their affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Advisers and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Advisers and their affiliates, the Advisers and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain acquiring fund investments that might otherwise have been sold at the time.

Risks Relating to Fund’s RIC Status. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and Annual Distribution Requirements (as defined below in “Material U.S. Federal Income Tax Considerations— Election to be Taxed as a Regulated Investment Company”). If the Fund fails to qualify as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Infrastructure Funds, Infrastructure Assets and Sponsor Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Infrastructure Funds, Infrastructure Assets or Sponsor Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from Infrastructure Funds or Sponsor Managers. If the Fund does not receive sufficient information from Infrastructure Funds, Infrastructure Assets or Sponsor Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends and would not qualify for the dividends paid deduction. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.”

The Fund may have investments, either directly, indirectly through the use of special purpose vehicles or blockers, or through Infrastructure Funds, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or Infrastructure Funds) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to its Shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices that the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund unable is to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.

In addition, the Fund may directly or indirectly invest in Infrastructure Funds located outside the U.S. Such Infrastructure Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a Regulated Investment Company.”

Changes in Tax Laws. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Withholding Risk Applicable to Infrastructure Funds. The Fund may have a withholding obligation with respect to interests the Fund purchases in Infrastructure Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in Infrastructure Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Infrastructure Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.

Withholding Risks for Non-U.S. Holders. In addition to any potential withholding tax on ordinary dividends, a non-U.S. holder (as defined below) other than a “qualified shareholder” or a “qualified foreign pension fund,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a RIC that is “domestically controlled.” Generally, a RIC is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by non-U.S. persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the RIC’s existence. The Fund cannot assure you that it will qualify as a domestically controlled RIC. If the Fund were to fail to so qualify, amounts received by a non-U.S. holder on certain dispositions of Shares (including a redemption pursuant to a repurchase request) would be subject to tax under FIRPTA interests in the Fund were generally treated as USRPIs, unless (i) Shares were regularly traded on an established securities market and (ii) the non-U.S. holder did not, at any time during a specified testing period, hold more than 5% of the Fund’s Shares. See “Material U.S. Federal Income Tax Considerations —Taxation of Non-U.S. Shareholders.”

Cyber Security Risk. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. Portfolio companies’, sponsors’ and their respective service providers’ information and technology systems may be vulnerable to damage or interruption from computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the Advisers and the Fund have implemented, and portfolio companies, sponsors and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Advisers’ the Fund’s, a portfolio company’s or a sponsor’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to the Fund (and Shareholders) and the intellectual property and trade secrets of the Advisers, portfolio companies and sponsors. The Advisers, the Fund, a portfolio company or a sponsor could be required to make a significant investment to remedy the effects of any such failures, and any such failures could harm their reputations, subject them and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.

Limitations on Shareholder Authority. Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.

Best Efforts Offering. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Effects of Leverage [Text Block]

Leverage

The Fund may incur entity-level debt, including unsecured and secured credit facilities from certain financial institutions and other forms of borrowing money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. The Fund’s investments in Infrastructure Investments may also utilize leverage secured against assets of the Infrastructure Investment itself. If an operating entity were to default on a loan, the lender’s recourse would be to the assets of the Infrastructure Investment and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. Borrowings at the individual investment level are not subject to the Asset Coverage Requirement described below. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the current global pandemic. In general, the use of leverage by the Fund’s assets may increase the volatility of their values and of the value of the Shares. See “Types of Investments and Related Risks — Principal Investment Related Risks — Leverage Utilized by the Fund.”

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness (less all liabilities and indebtedness not represented by Investment Company Act leverage), including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness but excluding all liabilities and indebtedness not represented by Investment Company Act leverage). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the Asset Coverage Requirement if effected in compliance with applicable SEC rules and guidance. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred stock (“Preferred Stock”) in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage) immediately after such issuance. As of the date of this prospectus, the Fund had no Preferred Stock outstanding.

Borrowings (and any Preferred Stock) have seniority over Common Stock. Any borrowings and Preferred Stock (if issued) leverage investments in Common Stock. Holders of Common Stock bear the costs associated with any Borrowings, and if the Fund issues Preferred Stock, holders of Common Stock bear the offering costs of the Preferred Stock issuance. The Board may authorize the use of leverage through Borrowings and Preferred Stock without the approval of the holders of Common Stock.

The Fund might not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Advisers’ outlook for the market and the costs that the Fund would incur as a result of such leverage. There is no assurance that the Fund’s leveraging strategy will be successful.

The following table illustrates the effect of leverage on returns from an investment in the Fund’s Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $75 million in average total assets, (ii) a weighted average cost of funds of 34.55%, (iii) $0.8 million in borrowings outstanding (i.e., assumes the Fund borrows funds equal to 1.07% of its average net assets during such period) and (iv) $75 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders	-10.37%	-5.37%	-0.37%	4.63%	9.63%

Similarly, assuming (i) $75 million in average total assets, (ii) a weighted average cost of funds of 34.55% and (iii) $0.8 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 0.37% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Annual Interest Rate [Percent]	34.55%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders	-10.37%	-5.37%	-0.37%	4.63%	9.63%

Return at Minus Ten [Percent]	(10.37%)
Return at Minus Five [Percent]	(5.37%)
Return at Zero [Percent]	(0.37%)
Return at Plus Five [Percent]	4.63%
Return at Plus Ten [Percent]	9.63%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the effect of leverage on returns from an investment in the Fund’s Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $75 million in average total assets, (ii) a weighted average cost of funds of 34.55%, (iii) $0.8 million in borrowings outstanding (i.e., assumes the Fund borrows funds equal to 1.07% of its average net assets during such period) and (iv) $75 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

No Public Trading [Text Block]	The Shares have no history of public trading, nor is it intended that the Shares will be listed on a securities exchange at this time. No secondary market is expected to develop for the Shares.
No Trading History [Text Block]	The Fund does not currently intend to list its Shares for trading on any securities exchange and does not expect any secondary market to develop for its Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The following description is based on relevant portions of Delaware law, as amended, and on the Declaration of Trust and Bylaws. This summary is not intended to be complete. Please refer to Delaware law, as amended, and the Declaration of Trust and Bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Common Shares of Beneficial Interest

The Fund is a recently organized Delaware statutory trust formed on September 20, 2023. The Fund offers five classes of Shares: Class I Shares, Class S Shares, Class U Shares, Class U-2 Shares and Class D Shares. The Fund has been granted an exemptive order by the SEC that permits the Fund to offer multiple classes of shares with different asset-based Distribution and Servicing Fees and early repurchase fees, as applicable. An investment in any Class of Shares of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts and ongoing fees and expenses for each Class are expected to be different. The estimated fees and expenses for each Class of Shares of the Fund are set forth in “Summary of Fees and Expenses.”

Shares of each Class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each Class has a different designation; (b) each Class of Shares bears any class-specific expenses; and (c) each Class shall have separate voting rights on any matter submitted to shareholders in which the interests of one Class differ from the interests of any other Class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that Class.

Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the 1940 Act, which provides that such Shares may not be issued at a price below the then-current net asset value, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.

Outstanding Securities

The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of October 31, 2024:

Class	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (2)
Class I	Unlimited	0	800
Class S	Unlimited	0	800
Class U	Unlimited	0	800
Class U-2	Unlimited	0	800
Class D	Unlimited	0	800

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

An investor in the Fund will be a Shareholder of the Fund and his or her rights in the Fund will be established and governed by the Declaration of Trust. A prospective investor and his or her advisers should carefully review the Declaration of Trust as each Shareholder will agree to be bound by its terms and conditions. The following is a summary description of additional items and of select provisions of the Declaration of Trust that may not be described elsewhere in this Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the Declaration of Trust.

Shareholders; Additional Classes of Shares

Persons who purchase Shares will be Shareholders of the Fund. The Adviser may invest in the Fund as a Shareholder.

In addition, to the extent permitted by the 1940 Act and subject to the Fund’s exemptive relief from the SEC, the Fund reserves the right to issue additional classes of shares in the future subject to fees, charges, repurchase rights, and other characteristics different from those of the Shares offered in this Prospectus.

Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All classes of Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Shares may only be transferred with consent from the Board of Trustees. Any Shares held by a Shareholder may be transferred only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Shareholder or (2) with the consent of the Board of Trustees or their delegate (which may be withheld in the Board of Trustees’ or their delegate’s sole and absolute discretion). If a Shareholder transfers Shares with the approval of the Board of Trustees or their delegate, the Board of Trustees or their delegate will as promptly as practicable take all necessary actions so that each transferee or successor to whom or to which the Shares are transferred is admitted to the Trust as a Shareholder.

Anti-Takeover and Other Provisions

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to change the composition of the Board or convert the Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office (i) at any meeting of Shareholders by a vote of not less than two-thirds of the outstanding voting Shares or (ii) with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. The Trustees may also fill vacancies caused by enlargement of their number or by the death, resignation or removal of a Trustee. The Declaration of Trust requires the affirmative vote of not less than seventy-five percent (75%) of the Shares of the Fund to approve, adopt or authorize an amendment to the Declaration of Trust that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by a majority of the Trustees then in office, in which case approval by the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, is required, notwithstanding any provisions of the Bylaws. Upon the adoption of a proposal to convert the Fund from a “closed-end company” to an “open-end company”, as those terms are defined by the 1940 Act, and the necessary amendments to the Declaration of Trust to permit such a conversion of the Fund’s outstanding Shares entitled to vote, the Fund shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end” investment company. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law, or any agreement between the Fund and any securities exchange.

Limitation of Liability; Indemnification

The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. Persons extending credit to, contracting with or having any claim against the Fund shall look only to the assets of the Fund for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Derivative Actions, Direct Actions and Exclusive Jurisdiction

The Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; (ii) Shareholders eligible to bring such derivative action under the Delaware Statutory Trust Act (the “DSTA”) who hold at least ten percent (10%) of the outstanding Shares of the Fund or ten percent (10%) of the outstanding Shares of the Series or class to which such action relates, shall join in the request for the Trustees to commence such action; (iii) the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim (the Trustees may retain counsel or other advisors in considering the merits of the request and Shareholders making such request must reimburse the Fund for the expense of any such advisor if the Trustees determine not to take action); (iv) the Board may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue; and (v) any decision by the Trustees to bring, maintain, or compromise (or not to bring, maintain, or compromise) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be made by the Trustees in good faith and shall be binding upon the Shareholders. A Shareholder may only bring a derivative action if Shareholders owning not less than ten percent (10%) of the then outstanding Shares of the Fund or such series or class joins in the bringing of such court action, proceeding or claim. Notwithstanding the foregoing, however, such provision shall not apply to any claims arising under U.S. federal securities law.

Further, to the fullest extent permitted by Delaware law, Shareholders may not bring direct actions against the Fund and/or the Trustees, except to enforce their rights to vote or certain rights to distributions or books and records under the DSTA, in which case a Shareholder bringing such direct action must hold in the aggregate at least 10% of the Fund’s outstanding Shares (or at least 10% of the class to which the action relates) to join in the bringing of such direct action. Notwithstanding the foregoing, however, such provision shall not apply to any claims arising under U.S. federal securities law.

Under the Declaration of Trust, actions by Shareholders against the Fund asserting a claim governed by Delaware law or the Fund’s organizational documents must be brought in the Court of Chancery of the State of Delaware or any other court in the State of Delaware with subject matter jurisdiction. Shareholders also waive the right to jury trial to the fullest extent permitted by law. This exclusive jurisdiction provision may make it more expensive for a Shareholder to bring a suit. Notwithstanding the foregoing, however, such provision shall not apply to any claims arising under U.S. federal securities law.

Amendment of the Declaration of Trust

The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Board (including a majority of the Independent Trustees, if required by the 1940 Act) and without the approval of the Shareholders unless the approval of Shareholders is required under 1940 Act or such an amendment would limit Shareholder rights, as discussed in the Declaration of Trust.

Term, Dissolution, and Liquidation

Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the classes of Shares of the Fund in accordance with the respective rights of such classes.

Security Voting Rights [Text Block]

Shares of each Class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each Class has a different designation; (b) each Class of Shares bears any class-specific expenses; and (c) each Class shall have separate voting rights on any matter submitted to shareholders in which the interests of one Class differ from the interests of any other Class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that Class.

Security Liquidation Rights [Text Block]

Term, Dissolution, and Liquidation

Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the classes of Shares of the Fund in accordance with the respective rights of such classes.

Security Liabilities [Text Block]

Limitation of Liability; Indemnification

The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. Persons extending credit to, contracting with or having any claim against the Fund shall look only to the assets of the Fund for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Security Preemptive and Other Rights [Text Block]	All classes of Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Outstanding Securities [Table Text Block]

Outstanding Securities

The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of October 31, 2024:

Class	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (2)
Class I	Unlimited	0	800
Class S	Unlimited	0	800
Class U	Unlimited	0	800
Class U-2	Unlimited	0	800
Class D	Unlimited	0	800

Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Risk. Investment in Infrastructure Assets involves many significant, relatively unusual and acute risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of Infrastructure Assets may adversely affect the overall profitability of the investment or related project. Events outside the control of a company, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll rates, social stability, competition from untolled or other forms of transportation, natural disasters, changes in weather, changes in demand for products or services, bankruptcy or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. In turn, this may impair a company’s ability to repay its debt, make distributions to its owners or even result in termination of an applicable concession or other agreement. As a general matter, the operation and maintenance of Infrastructure Assets or businesses involve various risks and is subject to substantial regulation, many of which may not be under the control of the owner/operator, including labor issues, failure of technology to perform as anticipated, structural failures and accidents and the need to comply with the directives of government authorities. Although companies may maintain insurance to protect against certain risks, where available on reasonable commercial terms (such as business interruption insurance that is intended to offset loss of revenues during an operational interruption), such insurance is subject to customary deductibles and coverage limits and may not be sufficient to recoup all of a company’s losses. Furthermore, once Infrastructure Assets become operational, they may face competition from other Infrastructure Assets in the vicinity of the assets they operate, the presence of which depends in part on governmental plans and policies.

Specific infrastructure investment risks include:

●	risks associated with due diligence;

●	risks associated with construction;

●	commodity price risks;

●	risks associated with public demand and usage;

●	risks associated with strategic assets;

●	risks associated with privatizations;

●	risks associated with the energy sector;

●	risks associated with the utility industry;

●	project-specific risks;

●	risks related to infrastructure operations;

●	risks associated with asset-level management;

●	risks associated with concession agreements;

●	competition in the infrastructure investment space;

●	statutory and regulatory risks associated with infrastructure projects;

●	risks associated with environmental regulations;

●	inflation and interest rate risks; and

●	risks associated with documentation.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risk. The Fund or Infrastructure Funds may make investments where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential Infrastructure Assets may be difficult to obtain or verify. In addition, the Fund may find it cost-prohibitive to obtain certain information which would be easily obtainable in more developed countries. While the Fund will endeavor to conduct rigorous due diligence on each company in which it invests, no assurance can be given that it will obtain the information or assurances that an investor in a more sophisticated economy would generally expect to obtain before committing to an investment.

Construction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction Risk. In connection with any new development project (i.e., a “Greenfield” project), expansion of a facility or acquisition of a facility in late-stage development, a company may face construction risks typical for infrastructure businesses, including: (i) labor disputes, shortages of material and skilled labor or work stoppages, (ii) slower than projected construction progress and the unavailability or late delivery of necessary equipment, (iii) less than optimal coordination with public utilities in the relocation of their facilities, (iv) adverse weather conditions and unexpected construction conditions, (v) accidents or the breakdown or failure of construction equipment or processes, and (vi) catastrophic events such as explosions, fires and terrorist activities and other similar events beyond the Fund’s control. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of construction activities once undertaken, any of which could have an adverse effect on the Fund and on the amount of funds available for distribution to the Fund. Construction costs may exceed estimates for various reasons, including inaccurate engineering and planning, labor and building material costs in excess of expectations and unanticipated problems with project startup. Such unexpected increases may result in increased debt service costs and funds being insufficient to complete construction, which in turn may result in the inability of project owners to meet the higher interest and principal repayments arising from the additional debt required. Delays in project completion can result in an increase in total project construction costs through higher capitalized interest charges and additional labor and material expenses and, consequently, an increase in debt service costs. Delays may also affect the scheduled flow of project revenues necessary to cover the scheduled operations phase debt service costs, operations and maintenance expenses and damage payments for late delivery. In addition, risks inherent in construction work may give rise to claims or demands against a company from time to time. Moreover, market conditions may change during the course of construction that make such development less attractive than at the time it was commenced.

Commodity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity Risk. Investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of the Fund’s investments may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, price and availability of alternative fuels and energy sources, international political conditions, actions of the Organization of Petroleum Exporting Countries (and other oil- and natural gas-producing nations) and overall economic conditions.

Public Demand And Usage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Demand and Usage Risk. The Fund may make investments that derive substantially all of their revenues from tolls, tariffs or other usage-related fees. Users of the applicable service may react negatively to any adjustments to the applicable rates, or public pressure may cause a government or agency to challenge such rates. In addition, adverse public opinion, or lobbying efforts by specific interest groups, could result in government pressure to reduce rates or to forego planned rate increases. It cannot be guaranteed that government entities with which a portfolio company has concession agreements will not try to exempt certain users from tolls, tariffs or other fees or negotiate lower rates. If public pressure or government action forces a portfolio company to restrict its rate increases or reduce their rates, and it is unable to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be adversely affected. Even though the Fund will target assets that are anticipated to be subject to lower demand, usage, and patronage risk, the Fund may not be able to eliminate these risks. To the extent that the Advisers assumptions regarding the demand, usage, and patronage of assets prove incorrect, the Fund’s financial returns could be adversely affected. Some portfolio companies may be subject to seasonal variations. Accordingly, the Fund’s operating results for any particular investment in any particular quarter may not be indicative of the results that can be expected for such investment throughout the entire year.

Strategic Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategic Asset Risk. Certain investments may be in public infrastructure that constitute significant strategic value to public or governmental bodies. Strategic assets are assets that have a national or regional profile, and may have monopolistic characteristics. The nature of these assets could generate additional risks not common in other industry sectors. Given their national or regional profile and/or their irreplaceable nature, strategic assets may constitute a higher risk target for terrorist acts or political actions. Any terrorist attacks that occur at or near infrastructure facilities would likely cause significant harm to employees, assets and, potentially, the surrounding community. Insurers may offer a limited amount of or no insurance coverage for liability to persons other than employees or passengers for claims resulting from acts of terrorism, war or similar events. A terrorist attack may result in liability far in excess of available insurance coverage. A terrorist attack on an Infrastructure Asset may also have adverse consequences for all assets of that type, including assets in which the Fund invests. For example, as a result of a terrorist attack in the vicinity of an Infrastructure Asset, the Infrastructure Asset may be forced to increase preventative security measures or expand its insurance coverage, adversely affecting the profitability of an investment in that asset. Similarly, a terrorist attack could cause reduced patronage, usage and demand for an entire class of Infrastructure Investments in the region of the terrorist attack, which could adversely affect the profitability of the Fund’s investments. Given the essential nature of the services provided by Infrastructure Assets, there is also a higher probability that the services provided by such assets will be in constant demand. Should an owner of such assets fail to make such services available, users of such services may incur significant damage and may, due to the characteristics of the strategic assets, be unable to replace the supply or mitigate any such damage, thereby heightening any potential loss from third-party claims.

Privatization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privatization Risk. The Fund may invest in state-owned enterprises that have been or will be transferred from government to private ownership. There can be no assurance that any privatizations will be undertaken or, if undertaken, that such plans will be successfully completed or even completed at all. There can also be no assurance that, if a privatization is undertaken on a private placement basis, the Fund will have the opportunity to participate in the investing consortium. Investors should also be aware that changes in governments or economic factors could result in a change in a country’s policies on privatization. Should these policies change in the future, it is possible that governments may determine to return infrastructure projects to public ownership. The level of compensation that would be provided to the owners of the private companies concerned cannot be accurately predicted but could be substantially less than the amount invested in such companies.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk. The operations of energy companies are subject to many risks inherent in the transporting, processing, storing, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such commodities, including, without limitation: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to the Fund.

Utility Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utility Industry Risk. The Fund may make certain investments in and relating to the utility asset class. In many regions, including the U.S., the electric utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demands, technological advances, greater availability of natural gas and other factors. In response, for example, FERC has proposed regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity; similar actions are being taken or contemplated by regulators in other countries. A number of countries, including the U.S., are considering or implementing methods to introduce, promote and retain competition. To the extent competitive pressures increase and the pricing and sale of electricity assume more characteristics of a commodity business, the economics of independent power generation projects into which the Fund may invest may come under increasing pressure. Deregulation is fueling the current trend toward consolidation among domestic utilities, but also the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in the independent power industry.

Project Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Project Risk. The successful development of new or expansion infrastructure projects entails a variety of risks (some of which may be unforeseeable at the time a project is commenced) and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When making a portfolio investment value may be ascribed to infrastructure projects (new or expansion) that do not achieve successful implementation, potentially resulting in a lower than expected internal rate of return over the life of the investment. In addition, there are significant capital expenditures associated with the development and operating costs of Infrastructure Assets generally.

To the extent that the Fund invests in companies providing services or products (such as, for example, exploratory drilling rigs and support services) to participants in the natural resources exploration, development, extraction and transportation industries (such as, for example, oil, natural gas or minerals), the failure of such industry participants successfully to locate, develop, extract or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Fund’s or such Infrastructure Investment’s investment therein.

Operational And Technical Risks And Force Majeure Government Interventions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational and Technical Risks and Force Majeure; Government Interventions Risk. The operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic and force majeure events, such as war, acts of God, pandemics, cyclones, earthquake, landslide, flood, explosion, fire, terrorist attack, social unrest, major plant breakdown, pipeline or electricity line rupture or other disaster. Operational disruption, as well as supply disruption, could adversely affect the cash flows available from these assets. In addition, the cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in permanent loss of customers, substantial litigation or penalties for regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies. Business interruption insurance is not always available, or economical, to protect the business from these risks. Industrial action involving employees or third parties may disrupt the operations of infrastructure projects. Infrastructure projects are exposed to the risk of accidents that may give rise to personal injury, loss of life, damage to property, disruption to service and economic loss. In some cases, project agreements can be terminated if the force majeure event is so catastrophic as to render it incapable of remedy within a reasonable, pre-agreed time period.

The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, war, terrorism, labor strikes and pandemics or other public health crises – see “Risks Relating to Current Events—Market Disruption and Geopolitical Risk” below for more information). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund) to perform its obligations until such force majeure event is remedied. In addition, the cost to a portfolio company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. There can be no assurance that each portfolio company will be fully insured against all risks inherent to their businesses. If a significant accident or event occurs that it is not fully insured, it could adversely affect the operations and financial condition of such portfolio company, and hence, the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry, the assertion of control over one or more companies or its assets, changes in the regulatory landscape or the imposition of significant travel or other restrictions, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without any compensation or what the Fund considers to be adequate compensation).

Asset Level Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Level Management Risk. The management of the business or operations of a portfolio company or may be contracted to a third-party management company unaffiliated with the Fund. Although it would be possible to replace any such operator, the failure of such an operator adequately to perform its duties or to act in ways that are in the company’s best interest, or the breach by an operator of applicable agreements or laws, rules, and regulations, could have an adverse effect on the company’s financial condition or results of operations.

A third-party management company may suffer a business failure, become bankrupt, or engage in activities that compete with a portfolio company. These and other risks, including the deterioration of the business relationship between the Fund and the third-party management company, could have an adverse effect on a portfolio company.

Should a third-party management company fail to perform its functions satisfactorily, it may be necessary to find a replacement operator, which may require the approval of a government or agency that has granted a concession with respect to the relevant company. It may not be possible to replace an operator in such circumstances, or do so on a timely basis, or on terms that are favorable to the Fund.

Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contract Risk. An infrastructure investment’s operations may rely on government licenses, concessions, leases, or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If a portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate the affected asset, or both. Where a portfolio company holds a concession or lease from a government body, such arrangements are subject to special risks as a result of the nature of the counterparty. The lease or concession may contain clauses more favorable to the government counterparty than a typical commercial contract. In addition, there is the risk that the relevant government body will exercise sovereign rights and take actions contrary to the rights of a portfolio company or under the relevant agreement. Certain investments may require the use of public ways or may operate under easements. Governments may retain the right to restrict the use of such public ways or easements or require a company to remove, modify, replace or relocate facilities relating to Infrastructure Assets at its own expense. If a government exercises these rights, a portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of such investment.

Competitive Marketplace Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competitive Marketplace Risk. Once Infrastructure Assets become operational, they will face competition from other infrastructure and infrastructure-related assets and/or businesses in the vicinity of the assets they operate, the presence of which depends in part on government plans and policies. For example, an increase in the number and convenience of alternative routes and competition from other modes of transportation could reduce traffic on toll roads operated by an investment of the Fund thus materially and adversely affecting the Fund’s performance. Such competition may materially and adversely affect the Fund’s business, financial conditions and results of operations.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk. The Fund’s investment projects may be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. For example, investment acquisitions and dispositions by the Fund may be subject to Federal Energy Regulatory Commission approval under the U.S. Federal Power Act, as amended. In addition, the adoption of new laws or regulations, or changes in the interpretation of existing laws or regulations, could have a material adverse effect on the investments of the Fund and thus on the Fund’s ability to meet their investment objectives. Such changes could necessitate the creation of new business models and the restructuring of investments to satisfy regulatory requirements, which may be costly and/or time consuming. Statutory and regulatory requirements also may require the Fund to obtain certain permits or approvals from government entities. In the U.S., certain acquisitions may be subject to approval by the Committee on Foreign Investment in the U.S. There can be no assurance that a portfolio company or Underlying Investment will be able to (i) obtain all required regulatory approvals that it does not yet have or that it may require in the future, (ii) obtain any necessary modifications to existing regulatory approvals, or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to third parties or could result in additional costs to a portfolio company.

In addition, Infrastructure Assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, a portfolio company may be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic characteristics, such as electricity distribution, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that Infrastructure Assets provide, political oversight of the sector is likely to remain pervasive and unpredictable and governments may attempt to take actions which negatively affect operations, revenue, profitability or contractual relationships of certain investments, including through expropriation. Finally, certain projects may depend upon the use of public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require a company to remove, modify, replace or relocate their facilities at such company’s expense. If a government authority exercises these rights, such a company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant investment.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Risk. Infrastructure Assets may be subject to numerous statutes, rules and regulations relating to environmental protection. Statutes, rules and regulations may require that investments address prior environmental contamination, including soil and groundwater contamination, which results from the spillage of fuel, hazardous materials or other pollutants. Under various environmental statutes, rules and regulations, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability, whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. The Fund may be exposed to substantial risk of loss from environmental claims arising in respect of their investments, and the loss may exceed the value of such investments. Furthermore, changes in environmental laws or in the environmental condition of an investment by the Fund may create liabilities that did not exist at the time of acquisition of an investment and that could not have been foreseen. For example, new environmental regulations may create costly compliance procedures for Infrastructure Assets. In addition, investments by the Fund can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of Infrastructure Assets, and these protests may induce government action to the detriment of the owner of the Infrastructure Asset. Ordinary operation or occurrence of an accident with respect to Infrastructure Assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage, and repairing relations with the affected community, could be significant.

In addition, as consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially affect them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.

Inflation And Interest Rate Risk Related To Infrastructure Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation and Interest Rate Risk related to Infrastructure Investments. Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

In addition, the market for Infrastructure Investments has benefited in recent years from investors seeking yielding assets amid a sustained, low-interest rate environment. Should interest rates increase significantly, the market demand for private infrastructure investments could weaken materially, which could make it significantly more difficult for the Fund to exit investments at valuations the Advisers believe to be attractive. Furthermore, the market value of an investment may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of an investment. Accordingly, changes in the rate of inflation may affect the forecasted profitability of an investment.

Some countries’ economies, including in particular emerging markets, have experienced substantial growth or extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Documentation And Other Legal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Documentation and Other Legal Risk. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Infrastructure investments are often governed by a complex series of legal documents. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher than for other investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.

Other legal risks relate to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Fund’s investments that may adversely affect the investment or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

Infrastructure Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Industry Concentration Risk. Infrastructure Assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Infrastructure Fund’s or Infrastructure Asset’s performance.

Specific Infrastructure Assets in which the Fund or an Infrastructure Fund may invest may be subject to the following additional risks:

●	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

●	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

●	Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

●	Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

●	Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Valuation Of Funds Interests In Infrastructure Funds And Certain Infrastructure Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Infrastructure Funds and Certain Infrastructure Assets. The valuation of the Fund’s investments in Infrastructure Funds and certain Infrastructure Assets is ordinarily determined based upon valuations provided by the Sponsor Managers on a periodic basis (typically, quarterly). Although such valuations are provided on a periodic basis (typically, quarterly), the Fund will provide valuations, and will issue Shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Sponsor Manager. In this regard, a Sponsor Manager may face a conflict of interest in valuing the securities, as their value may affect the Sponsor Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Sponsor Manager, the accuracy of the valuations provided by the Sponsor Managers, that the Sponsor Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Sponsor Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Sponsor Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

A Sponsor Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Fund determines its NAV daily based in part upon periodic valuations (typically, quarterly) for Infrastructure Funds and certain Infrastructure Assets as reported by the Sponsor Managers, which may not reflect market or other events occurring subsequent to the period-end. The Fund will fair value its holdings in such Infrastructure Funds and Infrastructure Assets to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Sponsor Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of Infrastructure Funds or Infrastructure Assets may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Sponsor Managers or revisions to the NAV of an Infrastructure Fund or Infrastructure Asset adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Fund is a non-diversified, closed-end management investment company registered under the 1940 Act. A non-diversified fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. A non-diversified fund may select its investments from a relatively small pool of issuers consistent with its stated investment objective and policies. An investment in a non-diversified fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer or small number of issuers may cause greater fluctuations in the value of the fund’s shares.

Illiquidity Of Infrastructure Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Infrastructure Investments. There is no regular market for interest in private markets Infrastructure Investments, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Sponsor Manager or portfolio company and could occur at a discount to the Fund’s valuation of such Infrastructure Investment. If the Advisers determine to cause the Fund to sell its interests in an Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s or an Infrastructure Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Infrastructure Assets, Infrastructure Funds and Sponsor Managers, the allocation of offering proceeds thereto and the performance of the Infrastructure Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund, Infrastructure Funds, or Infrastructure Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History. The Fund is a newly formed non-diversified, closed-end management investment company with no performance history that shareholders can use to evaluate the Fund’s investment performance. The initial operating expenses for a newly formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Infrastructure Assets or Infrastructure Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Investment Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Sourcing Risk. The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Advisers expect the Fund to compete for access to investments with other private equity investment funds, direct investment firms, individual and institutional investors and merchant banks. Other investment funds and other institutions currently in existence or organized in the future, may adopt, partially or totally, the Fund’s strategy and compete with the Fund. Such funds and institutions may have more relevant experience, greater financial resources and more personnel than the Fund or the Advisers, resulting in fewer investment opportunities available for the Fund or unfavorable implications for the pricing and other terms of potential investments, which could adversely affect the Fund’s investment program. Furthermore, these competitive dynamics may lead sponsors to charge fees, carried interest or other economics on the Fund’s participation in investments. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital. Even if such investments are made, there can be no assurance that such investments will be realized at favorable valuations or that the objectives of the Fund will be achieved. The Fund may incur significant expenses identifying, investigating, and attempting to acquire potential investments that are not ultimately consummated. This competition may also have an adverse impact on the length of time that is required for the Fund to become fully invested, the terms of investment opportunities offered to the Fund and the ultimate return on the investments by the Fund.

Non Us Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Risk. Certain Infrastructure Investments may include assets outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

Additionally, certain Infrastructure Investments may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the U.S. Accordingly, information supplied regarding the Fund’s Infrastructure Investments may be incomplete, inaccurate and/or significantly delayed. The Fund and Infrastructure Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

The Fund’s Infrastructure Investments could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Infrastructure Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. The Fund’s or an Infrastructure Fund’s investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, the Fund’s or an Infrastructure Fund’s investments will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration. The Fund is subject to concentration risk and may invest in an Infrastructure Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by the Fund or such an Infrastructure Fund. In addition, the investments of the Fund and such an Infrastructure Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk. The Fund’s or an Infrastructure Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utilities Sector Risk. The Fund’s or an Infrastructure Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Agriculture And Forestry Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Agriculture and Forestry Sector Risk. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Infrastructure Fund.

In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Financial Institutions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Institutions Risk. Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Foreign Currencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currencies Risk. Some of the foreign securities in which the Fund or an Infrastructure Fund invests are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency and, as a result, the NAV of Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. The Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar and inflation may adversely affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. The Sub-Adviser may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Fund’s assets by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases the Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Leverage Utilized By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund and Master Fund may borrow money in connection with its investment activities and to otherwise provide the Fund with liquidity — i.e., the Fund and Master Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Infrastructure Assets up to the limits of the Asset Coverage Requirement. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes.

The Master Fund may borrow money for certain purposes, such as making payments to Infrastructure Funds or Infrastructure Assets in accordance with the Master Fund’s investment commitments, repurchasing Shares and paying fees and expenses of the Master Fund, subject to any limitations imposed by applicable law. The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached, subject to certain exceptions.

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s or Master Fund’s investment return if the Fund’s or Master Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund or Master Fund if the Fund or Master Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund or Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund or Master Fund may terminate or refuse to renew any credit facility into which the Fund or Master Fund has entered. If the Fund or Master Fund is unable to access additional credit, it may be forced to sell its interests in Infrastructure Funds at inopportune times, which may further depress the returns of the Fund or Master Fund.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to a Sponsor Manager. The investments held by Infrastructure Funds and Primary Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Leverage Utilized By Infrastructure Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by Infrastructure Funds. Infrastructure Funds may also utilize leverage in their investment activities. Borrowings by Infrastructure Funds are not subject to the limitations on borrowings in the 1940 Act. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Infrastructure Funds held by the Fund. Generally, the use of leverage by Infrastructure Funds may increase the volatility of the Infrastructure Funds. An Infrastructure Fund’s leverage or expected leverage is a factor that may be considered by the Sub-Adviser in its security selection process.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Infrastructure Assets in non-voting form or limit its voting rights to a certain percentage. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Infrastructure Assets could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. Infrastructure Investments will include direct and indirect investments in various companies, projects, and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Investments In Securities Of Small Or Middle Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Securities of Small or Middle-Market Portfolio Companies. The Fund’s Infrastructure Investments may consist of investments in the securities of small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

●	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

●	may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

●	may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Infrastructure Fund that has invested in the portfolio company; and

●	generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which the Fund invests are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Fund’s investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans And Unitranche Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When the Fund invests, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, the Fund will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated With Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities And Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities and Distressed Securities. The Fund’s Infrastructure Investments may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by a Sponsor Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Infrastructure Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Infrastructure Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain Infrastructure Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Infrastructure Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Infrastructure Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Infrastructure Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Primary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Primary Investments. The market for Primary Investments may be very limited and competitive, and the Primary Investments to which the Fund wishes to allocate capital may not be available at any given time. Primary Investments may be heavily negotiated and may create additional transaction costs for the Fund. Primary Investments are more concentrated than investments in Infrastructure Funds, which hold multiple portfolio companies.

General Risks Of Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s investments in Infrastructure Investments obtained through secondary transactions will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Infrastructure Asset or an Infrastructure Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Infrastructure Assets may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a secondary Infrastructure Investment, the Fund will generally not have the ability to modify or amend such secondary Infrastructure Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a secondary Infrastructure Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant secondary Infrastructure Fund and, subsequently, that secondary Infrastructure Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such secondary Infrastructure Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the secondary Infrastructure Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Infrastructure Investments in secondary transactions as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Nature Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Fund may acquire direct investments in portfolio companies or purchase secondaries or primaries that invest in portfolio companies that involve a high degree of business or financial risk. Such portfolio companies may be startups in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies. Portfolio companies may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Co Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risk. When the Fund invests in Infrastructure Assets alongside other investors through Co-Investments, the realization of portfolio company investments made as co-investments may take longer than would the realization of investments under the sole control of the Advisers or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

Investing in Infrastructure Assets through Co-Investments may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co-Investment, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

When the Fund makes direct investments in operating companies through Co-Investments alongside Sponsor Managers, the Fund will be highly dependent upon the capabilities of the Sponsor Managers alongside which the investment is made. The Fund may indirectly make binding commitments to Co-Investments without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent operating company. In some cases, the Fund will be obligated to fund its entire direct investment in a Co-Investment up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the Sponsor Manager of another Infrastructure Fund in a Co-Investment. Generally, neither the Sub-Adviser nor the Fund will have control over the timing of capital calls or distributions received from such Co-Investment, or over investment decisions made in such Co-Investment.

When the Fund participates in a Co-Investment, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.

Government Intervention Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Intervention Risks. Certain Infrastructure Assets may be entities that are subject to substantial regulation by governmental agencies. The nature of this regulation exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or portfolio companies fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying infrastructure assets, or both. Where their ability to operate an infrastructure asset is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns. Furthermore, permits or special rulings may be required on taxation, financial and regulatory related issues.

The concessions of certain Infrastructure Assets are granted by government bodies and are subject to special risks, including the risk that the relevant government bodies will exercise sovereign rights and take actions contrary to the rights of the Fund or the relevant portfolio company under the relevant concession agreement. Indeed, to the extent that Fund invests in assets that are governed by lease or concession agreements with governmental authorities, there is a risk that these authorities may not be able to honor their obligations under the agreement, especially over the long term. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as default by the Fund or by a portfolio company) without requiring the government counterparty to pay adequate compensation. In addition, there can be no assurance that the relevant government bodies will not legislate, impose regulations or taxes or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of the Infrastructure Asset. Indeed, government counterparties may have the discretion to change or increase regulation of the operations of the Infrastructure Assets or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Governments have considerable discretion in implementing regulations and policies that could impact Infrastructure Assets, and because infrastructure assets provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and make decisions that adversely affect Infrastructure Assets and their operations. Activities not currently regulated may in the future be regulated.

In addition, infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. Political oversight of the sector is also likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation.

Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require portfolio companies to remove, modify, replace or relocate their facilities at the portfolio company’s expense. If a government authority exercises these rights, the portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant Infrastructure Asset.

Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.

Other legal risks relate to environmental issues and industrial actions or to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Infrastructure Asset that may adversely affect the Infrastructure Asset or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

Us Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Debt Securities Risk. U.S. Government debt securities historically have not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate and in 2011 the credit rating of the U.S. was downgraded. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions, the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument yielding the desired return. Swap agreements are often two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps may be subject to central clearing and exchange trading. Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisers’ ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a bi-lateral swap agreement counterparty. The Fund may seek to reduce this risk to some extent by entering into a transaction only if the counterparty meets the Advisers’ current credit standards for OTC option counterparties. In the case of a cleared swap, the Fund bears the risk that the clearinghouse may default. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Generally, under current SEC regulatory requirements, the Fund will deposit in a segregated account liquid assets permitted to be so segregated in an amount equal to or greater than the market value of the Fund’s liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the Fund’s ability to use swap agreements. It is possible that developments in the swap market, including further government regulation, could adversely affect the Fund’s ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Credit default swaps are often structured with significant leverage and may be considered speculative. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Swaptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaptions Risk. The Fund, to the extent permitted under applicable law, may enter into “swaptions”, which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Hedging Risk. The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Arbitrage Risk. The Fund may engage in capital structure arbitrage and other arbitrage strategies. Arbitrage strategies entail various risks, including the risk that external events, regulatory approvals and other factors will impact the consummation of announced corporate events and/or the prices of certain positions. In addition, hedging is an important feature of capital structure arbitrage. There is no guarantee that the Advisers will be able to hedge the Fund’s investment portfolio in the manner necessary to employ successfully the Fund’s strategy.

When Issued Securities And Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued Securities and Forward Commitments. Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future, to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements and Reverse Repurchase Agreements Risk. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and Corporate Bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule 18f-4(d), the Fund may treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions.

Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures Risk. The Fund may utilize options and futures contracts and so-called “synthetic” options or other Derivatives written by broker-dealers or other permissible Financial Intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. Under current SEC requirements, the Fund will “cover” its options and futures positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of a put option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Advisers’ ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The novel coronavirus (“COVID-19”) pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. The COVID-19 pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the reintroduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the U.S. While several countries, including the U.S., relaxed the public health restrictions partly as a result of the introduction of vaccines, the future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk. The Fund may invest from time to time in European companies and companies that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund.

Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit Risk. The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“U.K.”). The government of the U.K. held an in-or-out referendum on the U.K.’s membership in the EU on June 23, 2016. The referendum resulted in a vote in favor of the exit of the U.K. from the EU (“Brexit”). The U.K. ceased to be a member state of the EU on January 31, 2020, and the transition period provided for in the withdrawal agreement entered by the U.K. and the EU ended on December 31, 2020. In December 2020, the U.K. and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the U.K. and the EU. The impact of Brexit on the U.K. and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-US issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund’s assets are valued in U.S. dollars, and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Risks Associated With Commodity Futures Trading Commission Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Commodity Futures Trading Commission Regulation. The Adviser claims an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5 so that the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Fund. In order to maintain the exclusion for the Adviser, the Fund must invest no more than a prescribed level of its liquidation value in certain futures, certain swap contracts and certain other Derivatives subject to the CEA’s jurisdiction, and the Fund must not market itself as providing investment exposure to such instruments. If the Fund’s investments no longer qualify the Adviser for the exclusion, the Adviser may be subject to the CFTC’s CPO registration requirements with respect to the Fund, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools registered as investment companies under the 1940 Act and commodity pool operators. Compliance with the additional registration and regulatory requirements may increase Master Fund and Fund operating expenses. Other potentially adverse regulatory initiatives could also develop.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risks. The Fund is an interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Shares who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. Similarly, if an offer to repurchase interests in the Master Fund is oversubscribed, the Master Fund will repurchase only a pro rata portion of the interests tendered by the Fund to the Master Fund, unless the offer to repurchase interests in the Master Fund is increased and extended, and accordingly the Fund may be required to scale down the repurchase of Shares from Shareholders. If the offer to repurchase interests in the Master Fund is extended, the Fund will receive notice of such extension. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to common Shareholders.

Restrictions On Entering Into Affiliated Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Entering into Affiliated Transactions. The Sub-Adviser will not cause the Funds to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance or unless made in accordance with an exemptive order the Adviser, the Sub-Adviser, the Funds and affiliates of the Sub-Adviser and certain funds managed and controlled by the Sub-Adviser and its affiliates have received from the SEC that permits the Funds to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain funds advised by the Sub-Adviser, where the Sub-Adviser or its affiliates negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect the Funds’ ability to achieve the desired investment returns.

Lack Of Funds To Make Additional Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Funds to Make Additional Investments Risk. The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common shares. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Uncertain Exit Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Exit Strategies. Due to the illiquid nature of most of the positions that the Fund is expected to acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The Fund is a party to the Management Agreement with the Adviser, and the Investment Sub-Advisory Agreement with Grosvenor, entities in which certain of the Fund’s Trustees, officers and members of the investment committee of the Advisers may have indirect ownership and pecuniary interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Advisers also serve as officers or principals of other investment managers affiliated with the Advisers that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of Fund’s officers and Trustees and the members of the investment committee of the Advisers serve or may serve as officers, directors or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Advisers. However, the Advisers intend to allocate investment opportunities in a fair and equitable manner in accordance with the Advisers’ investment allocation policy.

Pursuant to the terms of the Management Agreements, the Adviser provides the Fund (and the Master Fund, as applicable) with certain administrative services necessary to conduct the Fund’s (and the Master Fund’s, as applicable) day-to-day operations, and the Fund (or the Master Fund, as applicable) reimburses the Adviser, at cost, based upon the Fund’s (or the Master Fund’s, as applicable) allocable portion of the Adviser’s overhead and other expenses (including travel expenses) incurred by the Adviser in performing the administrative services under the Management Agreements, including the Fund’s (or the Master Fund’s, as applicable) allocable portion of the compensation of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs, but not investment professionals. See “Conflicts of Interest.”

Potential Conflicts Of Interest Risk Allocation Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities. The Advisers have adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. Grosvenor and CION currently provide investment Advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Advisers will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a security or issuer; and (ix) prior positions in a security or issuer. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Advisers.

In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a Borrower’s capital structure or otherwise in different classes of a Borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.

Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.

The Advisers, their affiliates and their clients may pursue or enforce rights with respect to a Borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Advisers and their affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The Advisers may have a conflict of interest in deciding whether to cause the Fund or Master Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Advisers. Certain other Advised Funds pay the Advisers or their affiliates greater performance-based compensation, which could create an incentive for the Advisers or an affiliate to favor such investment fund or account over the Fund.

Potential Conflicts Of Interest Risk Allocation Of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and Trustees, and the employees of the Advisers, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Advisers or their affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Advisers and their management may face conflicts in their time management and commitments.

Potential Conflicts Of Interest Risk Lack Of Information Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Advisers and their affiliates, the Advisers and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain acquiring fund investments that might otherwise have been sold at the time.

Risks Relating To Funds Ric Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and Annual Distribution Requirements (as defined below in “Material U.S. Federal Income Tax Considerations— Election to be Taxed as a Regulated Investment Company”). If the Fund fails to qualify as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Infrastructure Funds, Infrastructure Assets and Sponsor Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Infrastructure Funds, Infrastructure Assets or Sponsor Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from Infrastructure Funds or Sponsor Managers. If the Fund does not receive sufficient information from Infrastructure Funds, Infrastructure Assets or Sponsor Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends and would not qualify for the dividends paid deduction. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.”

The Fund may have investments, either directly, indirectly through the use of special purpose vehicles or blockers, or through Infrastructure Funds, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or Infrastructure Funds) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to its Shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices that the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund unable is to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.

In addition, the Fund may directly or indirectly invest in Infrastructure Funds located outside the U.S. Such Infrastructure Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a Regulated Investment Company.”

Changes In Tax Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Tax Laws. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Withholding Risk Applicable To Infrastructure Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Withholding Risk Applicable to Infrastructure Funds. The Fund may have a withholding obligation with respect to interests the Fund purchases in Infrastructure Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in Infrastructure Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Infrastructure Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.

Withholding Risks For Non Us Holders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Withholding Risks for Non-U.S. Holders. In addition to any potential withholding tax on ordinary dividends, a non-U.S. holder (as defined below) other than a “qualified shareholder” or a “qualified foreign pension fund,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a RIC that is “domestically controlled.” Generally, a RIC is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by non-U.S. persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the RIC’s existence. The Fund cannot assure you that it will qualify as a domestically controlled RIC. If the Fund were to fail to so qualify, amounts received by a non-U.S. holder on certain dispositions of Shares (including a redemption pursuant to a repurchase request) would be subject to tax under FIRPTA interests in the Fund were generally treated as USRPIs, unless (i) Shares were regularly traded on an established securities market and (ii) the non-U.S. holder did not, at any time during a specified testing period, hold more than 5% of the Fund’s Shares. See “Material U.S. Federal Income Tax Considerations —Taxation of Non-U.S. Shareholders.”

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. Portfolio companies’, sponsors’ and their respective service providers’ information and technology systems may be vulnerable to damage or interruption from computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the Advisers and the Fund have implemented, and portfolio companies, sponsors and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Advisers’ the Fund’s, a portfolio company’s or a sponsor’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to the Fund (and Shareholders) and the intellectual property and trade secrets of the Advisers, portfolio companies and sponsors. The Advisers, the Fund, a portfolio company or a sponsor could be required to make a significant investment to remedy the effects of any such failures, and any such failures could harm their reputations, subject them and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.

Limitations On Shareholder Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Shareholder Authority. Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Best Efforts Offering. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Patrick T. Quinn, Esq.
Class I Shares Cgiqx [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.60%	[3]
Interest Expenses on Borrowings [Percent]	0.37%	[4]
Acquired Fund Fees and Expenses [Percent]	0.06%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6],[7]
Other Annual Expense 2 [Percent]	1.21%	[7]
Total Annual Expenses [Percent]	3.24%
Waivers and Reimbursements of Fees [Percent]	0.00%	[8],[9]
Net Expense over Assets [Percent]	3.24%
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	100
Expense Example, Years 1 to 5	169
Expense Example, Years 1 to 10	$ 354
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	800
Class S Shares Cgisx [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.60%	[3]
Interest Expenses on Borrowings [Percent]	0.37%	[4]
Acquired Fund Fees and Expenses [Percent]	0.06%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.85%	[6],[7]
Other Annual Expense 2 [Percent]	1.21%	[7]
Total Annual Expenses [Percent]	4.09%
Waivers and Reimbursements of Fees [Percent]	0.00%	[8],[9]
Net Expense over Assets [Percent]	4.09%
Expense Example, Year 01	$ 75
Expense Example, Years 1 to 3	155
Expense Example, Years 1 to 5	237
Expense Example, Years 1 to 10	$ 448
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S Shares
Outstanding Security, Title [Text Block]	Class S
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	800
Class U Shares Cgiux [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.60%	[3]
Interest Expenses on Borrowings [Percent]	0.37%	[4]
Acquired Fund Fees and Expenses [Percent]	0.06%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.75%	[6],[7]
Other Annual Expense 2 [Percent]	1.21%	[7]
Total Annual Expenses [Percent]	3.99%
Waivers and Reimbursements of Fees [Percent]	0.00%	[8],[9]
Net Expense over Assets [Percent]	3.99%
Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	122
Expense Example, Years 1 to 5	205
Expense Example, Years 1 to 10	$ 420
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Outstanding Security, Title [Text Block]	Class U
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	800
Class U2 Shares Cgivx [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.60%	[3]
Interest Expenses on Borrowings [Percent]	0.37%	[4]
Acquired Fund Fees and Expenses [Percent]	0.06%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.75%	[6],[7]
Other Annual Expense 2 [Percent]	1.21%	[7]
Total Annual Expenses [Percent]	3.99%
Waivers and Reimbursements of Fees [Percent]	0.00%	[8],[9]
Net Expense over Assets [Percent]	3.99%
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	143
Expense Example, Years 1 to 5	224
Expense Example, Years 1 to 10	$ 434
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Outstanding Security, Title [Text Block]	Class U-2
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	800
Class D Shares Cgidx [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.60%	[3]
Interest Expenses on Borrowings [Percent]	0.37%	[4]
Acquired Fund Fees and Expenses [Percent]	0.06%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[6],[7]
Other Annual Expense 2 [Percent]	1.21%	[7]
Total Annual Expenses [Percent]	3.49%
Waivers and Reimbursements of Fees [Percent]	0.00%	[8],[9]
Net Expense over Assets [Percent]	3.49%
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	107
Expense Example, Years 1 to 5	181
Expense Example, Years 1 to 10	$ 377
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class D Shares
Outstanding Security, Title [Text Block]	Class D
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	800

[1]	Investors purchasing Class S Shares may be charged a sales load of up to 3.50% of the amount invested and investors purchasing Class U-2 Shares may be charged a sales load of up to 2.50% of the amount invested. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. No upfront sales load will be paid with respect to Class D Shares, Class I Shares and Class U Shares, however, if you buy Class D Shares or Class U Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine. Financial intermediaries will not charge such fees on Class I Shares. Your financial intermediary may impose additional charges when you purchase Shares. Please consult your financial intermediary for additional information. See “Plan of Distribution.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The “Management Fee” includes the Fund’s pro-rata portion of the Management Fee payable by the Master Fund. In light of the Advisers’ arrangements with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Advisers will not charge the Fund a fee for the investment management services provided to the Fund. For any assets of the Fund that are not invested in the Master Fund, the Feeder Fund Management Agreement provides that the Adviser will be entitled to a management fee that is calculated in the same manner as the Management Fee.
[4]	These expenses represent estimated interest payments the Fund expects to incur in connection with its pro rata share of the Master Fund’s credit facility during the first 12 months of operations. The table assumes the Fund’s pro-rata share of the average use of leverage by the Master Fund in an amount equal to 1.07% of the Fund’s average net assets of $375 million and assumes the annual interest rate on borrowings is 34.55%. See “Grosvenor and the GCM Infrastructure Platform—Leverage.”
[5]	The acquired fund fees and expenses are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Infrastructure Funds. The AFFE are based on estimated amounts for the Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance. The Infrastructure Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The AFFE disclosed above are based on historic returns of the Infrastructure Funds in which the Fund anticipates investing during the first 12 months of operations, which may change substantially over time, therefore, significantly affecting AFFE. The AFFE shown in the expense table above reflects operating expenses of Infrastructure Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of Infrastructure Funds) after refunds, excluding any performance-based fees or allocations paid by Infrastructure Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in Infrastructure Funds.
[6]	The Fund charges a Distribution and Servicing Fee pursuant to a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class S Shares, Class U Shares, Class U-2 Shares and Class D Shares will pay a Distribution and Servicing Fee that will accrue at an annual rate equal to 0.85%, 0.75%, 0.75% and 0.25%, respectively, of the Fund’s average daily net assets attributable to such Class of Shares and is payable on a quarterly basis. The Fund may use these fees, in respect of the relevant Class, to compensate the Fund’s Distributor and/or other qualified recipients for distribution-related expenses and providing ongoing services in respect of clients with whom they have distributed such Class of Shares. Class I Shares are not subject to the Distribution and Servicing Fee. See “Plan of Distribution.”
[7]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Fund (or the Master Fund, as applicable) reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Fund (or the Master Fund, as applicable). Other Expenses are estimated for the first 12 months of operations.
[8]	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund with a term ending one-year from the initial closing date for subscriptions for Shares. The Adviser may extend the Limitation Period for a period of one year on an annual basis. Under the Expense Limitation and Reimbursement Agreement, the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees and/or it or its affiliate will pay, absorb or reimburse expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund). The Expense Limitation and Reimbursement Agreement limits the amount of the aggregate Operating Expenses of each Class of Shares during the Limitation Period to an amount not to exceed 1.0% of the respective Class’s daily net assets on an annualized basis (the “Expense Cap”). “Specified Expenses” that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Fund’s pro rata portion of the Master Fund’s fees and expenses not otherwise borne by the Adviser or its affiliates, including the Management Fee and those other fees and expenses disclosed herein under “Fund Expenses”; (ii) all fees and expenses of the investments in which the Fund invests (including the underlying fees of Infrastructure Funds, Infrastructure Assets and other investments); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Infrastructure Funds, Infrastructure Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. If the Fund’s aggregate Operating Expenses, exclusive of the Specified Expenses, in respect of any class of Shares for any month exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive fees or pay or reimburse expenses of the Fund to the extent necessary to eliminate such excess. The Adviser or its affiliates may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives fees, reimburses expenses to the Fund or the Adviser or its affiliates pay expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary Operating Expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the aggregate level of ordinary Operating Expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any expense cap applicable at such time. The Expense Limitation and Reimbursement Agreement may be terminated only by the Board on notice to the Adviser.
[9]	The expense cap applicable to the Master Fund’s Expense Limitation and Reimbursement Agreement with the Adviser is calculated separately from the Fund’s Expense Cap. As described in footnote 8 above, the expenses of the Master Fund are excluded from the Fund’s Expense Cap. The values in the table above reflect the impact of the Master Fund’s Expense Limitation and Reimbursement Agreement with the Adviser which limits the amount of the aggregate Operating Expenses of interests issued by the Master Fund during the Limitation Period to an amount not to exceed 1.0% of such interest’s daily net assets on an annualized basis. See “Fund Expenses” for additional information.